                                                                     File No.

As filed June 28, 2002

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                           Pre-Effective Amendment No.              [ ]
                          Post-Effective Amendment No.              [ ]
                        (Check appropriate box or boxes)

                                  The UBS Funds
               (Exact Name of Registrant as Specified in Charter)

                                 (312) 222-7100
                        (Area Code and Telephone Number)

                            209 South LaSalle Street
                          Chicago, Illinois 60604-1295
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                            Amy R. Doberman, Esquire
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being  registered:  Shares of Beneficial  Interest - Par
Value  $0.001.  No filing fee is due  because  Registrant  is relying on Section
24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become  effective on July 29, 2002 pursuant to Rule 488 under the Securities Act of 1933, as amended.

The UBS Funds has executed this Registration Statement.

                         UBS U.S. Large Cap Equity Fund

Dear Shareholder:

     Enclosed is a Notice of a Special Meeting of  Shareholders  (the "Meeting")
of the UBS U.S. Large Cap Equity Fund (the "Large Cap Fund"),  which is a series of The UBS Funds (the  "Trust").  The Meeting has been called for  September 25,
2002 at 10:00 a.m., Eastern time, at 51 West 52nd Street,  16th Floor, New York,
New York 10019-6114.  The accompanying  Prospectus/Proxy  Statement  describes a proposal  being  presented  for your  consideration  and  requests  your  prompt attention  and vote  via the  enclosed  proxy  card or by  telephone  or via the
Internet.

                   Please take a moment to fill out, sign and
                         return the enclosed Proxy Card!

     The Meeting is  important.  You are being  asked to consider  and approve a
Plan of  Reorganization  that would  result in your shares of the Large Cap Fund being  exchanged  for shares of another  series of the Trust called the UBS U.S.
Value Equity Fund (the "Value Fund").  If the shareholders of the Large Cap Fund approve  the  proposal,  the Value Fund will  acquire  substantially  all of the assets,  subject to the liabilities,  of the Large Cap Fund and you will receive shares  of the Value  Fund  equal in value to your  investment  in shares of the
Large Cap Fund.  You would no longer be a shareholder of the Large Cap Fund and, instead, you would be a shareholder of the Value Fund.

     As described in the  Prospectus/Proxy  Statement,  the Value Fund and Large
Cap Fund  have an  identical  investment  objective  and  substantially  similar investment policies.  The Value Fund, like the Large Cap Fund, is managed by UBS
Global Asset  Management  (Americas)  Inc. The  transaction is being proposed in order to  enhance  the  distribution  of fund  shares by  eliminating  redundant investment products managed by the same investment  advisor.  The transaction is also being proposed for the purpose of creating a fund with a larger asset base, which is  expected  to  provide a better  opportunity  for  positive  investment performance. In addition, a larger fund should be better able to achieve certain economies of scale in the future.

     Please take the time to review the entire  Prospectus/Proxy  Statement  and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone or via the Internet. If you determine at a later date that you wish to attend the Meeting, you may revoke your proxy and vote in person.

     Thank you for your prompt attention and participation.

                                       Very truly yours,

                                       --------------------
                                       Brian M. Storms
                                       President

                         UBS U.S. LARGE CAP EQUITY FUND
                           (a series of The UBS Funds)

                            209 South LaSalle Street
                          Chicago, Illinois 60604-1295

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                        To be held on September 25, 2002

To the Shareholders:

     NOTICE  IS  HEREBY  GIVEN  that a  Special  Meeting  of  Shareholders  (the
"Meeting") of UBS U.S. Large Cap Equity Fund (the "Large Cap Fund"), a series of
The UBS Funds (the  "Trust"),  has been  called by the Board of  Trustees of the
Trust and will be held at 51 West 52nd Street,  16th Floor,  New York,  New York
10019-6114,  on September 25, 2002 at 10:00 a.m.,  Eastern time.  The Meeting is being called for the following purposes:

     1. To vote on a Plan of  Reorganization  with respect to the Large Cap Fund and UBS U.S.  Value  Equity Fund (the "Value  Fund"),  both series of the Trust, that  provides  for: (i) the  acquisition  of  substantially  all of the assets, subject to the liabilities,  of the Large Cap Fund in exchange for shares of the
Value Fund;  (ii) the pro rata  distribution  of shares of the Value Fund to the shareholders of the Large Cap Fund; and (iii) the liquidation and dissolution of the Large Cap Fund.

     2. To vote upon any other  business as may properly come before the Meeting or any adjournment thereof.

     The transaction  contemplated by the Plan of Reorganization is described in the  attached  Prospectus/Proxy  Statement.  A  copy  of the  form  of  Plan  of
Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

     Shareholders of record of the Large Cap Fund as of the close of business on
July 19,  2002 are  entitled  to notice of,  and to vote at, the  Meeting or any adjournment thereof.  Whether or not you plan to attend the Meeting, please vote your shares by  returning  the proxy card by mail in the  enclosed  postage-paid envelope or by voting by telephone or via the Internet. Your vote is important.

                                    By Order of the Board of Trustees,

                                    Amy R. Doberman
                                    Secretary
August 5, 2002

To secure the largest possible representation and to save the expense of further mailings,  please mark your proxy card,  sign it, and return it in the  enclosed envelope,  which  requires  no postage if mailed in the  United  States.  If you prefer,  you may instead vote by telephone or via the  Internet.  You may revoke your proxy at any time at or before the  Meeting or vote in person if you attend the Meeting.

                           PROSPECTUS/PROXY STATEMENT

                                  July 29, 2002

                          Acquisition of the Assets of
                         UBS U.S. LARGE CAP EQUITY FUND

                        By and in exchange for shares of
                           UBS U.S. VALUE EQUITY FUND

                        (each a series of The UBS Funds)
                            209 South LaSalle Street
                          Chicago, Illinois 60604-1295
                                 (800) 647-1568

     This  Prospectus/Proxy  Statement solicits proxies to be voted at a Special
Meeting of  Shareholders  (the "Meeting") of UBS U.S. Large Cap Equity Fund (the
"Large  Cap  Fund"),  a series of The UBS Funds  (the  "Trust"),  which is being called to approve or disapprove a Plan of Reorganization (the "Plan").

     The Meeting will be held at 51 West 52nd Street,  16th Floor, New York, New
York 10019-6114, on September 25, 2002 at 10:00 a.m., Eastern time. The Board of
Trustees of the Trust (the  "Trustees" or the  "Board"),  on behalf of the Large
Cap Fund, is soliciting these proxies. This Prospectus/Proxy Statement initially will be sent to shareholders of the Large Cap Fund on or about August 5, 2002.

     If   shareholders  of  the  Large  Cap  Fund  vote  to  approve  the  Plan, substantially  all of the assets,  subject to the liabilities,  of the Large Cap
Fund will be acquired by UBS U.S. Value Equity Fund (the "Value Fund"),  another series of Trust, in exchange for shares of the Value Fund.  Shareholders of each class of the Large Cap Fund (Class A, Class B, Class C and Class Y) will receive shares of the  corresponding  class of the Value Fund (Class A, Class B, Class C or Class Y) equal in value to their  investment in the Large Cap Fund. The Large
Cap Fund will then be liquidated.

     The Value Fund and Large Cap Fund  (each a "Fund,"  and  collectively,  the
"Funds")  have an identical  investment  objective,  which is to maximize  total return, consisting of capital appreciation and current income.

     This  Prospectus/Proxy  Statement  provides the information about the Value
Fund that you should  know  before  investing.  You should  retain it for future reference. A Statement of Additional Information,  dated July 29, 2002, relating to this Prospectus/Proxy  Statement (the "SAI"), contains more information about the Value Fund, the Large Cap Fund and the proposed reorganization.  The SAI has been  filed with the  Securities  and  Exchange  Commission  (the  "SEC") and is
incorporated  herein  by  reference.  You can  request a free copy of the SAI by calling  1-800-647-1568,  or  writing to the Trust at 51 West 52nd  Street,  New
York, New York 10019-6114.

     The  Prospectus of the Funds,  dated  November 5, 2001 (as revised April 8,
2002)  and as  supplemented  through  the date  hereof  (the  "Prospectus"),  is incorporated by reference and accompanies this Prospectus/Proxy  Statement.  The
Statement of Additional Information,  relating to the Prospectus, dated November
5, 2001 (as revised April 8, 2002) and as supplemented  through the date hereof, has  been  filed  with  the SEC  and is  incorporated  by  reference  into  this
Prospectus/Proxy  Statement.  The Annual Report to Shareholders of the Large Cap
Fund, dated June 30, 2001 ("Large Cap Fund Annual Report"),  has also been filed with the SEC and is  incorporated  herein by  reference.  You can request a free copy of any of the documents  described above by calling  1-800-647-1568,  or by writing to the Trust at 51 West 52nd Street, New York, New York 10019-6114.

      Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement.
Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or  obligations  of, or  guaranteed  or endorsed  by, any bank,  and are not  insured by the Federal  Deposit  Insurance
Corporation,  the Federal  Reserve Board, or any other U.S.  government  agency.
Mutual fund shares  involve  investment  risks,  including  the possible loss of principal.

                           Prospectus/Proxy Statement

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

Cover Pages                                                              Cover
Summary
      What is the purpose of the proposal?
      How will the shareholder voting be handled?
      What are the general tax consequences of the Transaction?
Comparisons of Some Important Features
      How do the investment objectives and policies of the Funds compare?
      What are the risks of investments in the Funds?
      Who manages the Funds?
      What are the fees and expenses of each Fund
         and what might they be after the Transaction?
      Where can I find more financial information about the Funds?
      What are other key features of the Funds?
            Administrative, Transfer Agency, Accounting and Custody Services
            Distribution Services and Rule 12b-1 Plans
            Purchase, Exchange and Redemption Procedures
            Dividends, Distributions and Taxes
Reasons for the Transaction
Information about the Transaction
      How will the Transaction be carried out?
      Who will pay the expenses of the Transaction?
      What are the tax consequences of the Transaction?
      What should I know about the Value Fund Shares?
      How do shareholder rights and obligations of the Funds compare?
      What are the capitalizations of the Funds
         and what might the capitalization be after the Transaction?
Comparison of Investment Objectives and Policies
      Are there any significant differences between
         the investment objectives and policies of the Funds?
      What are the risk factors associated with investments in the Funds?
Voting Information
      How many votes are necessary to approve the Plan?
      How do I ensure my vote is accurately recorded?
      Can I revoke my proxy?
      What other matters will be voted upon at the Meeting?
      Who is entitled to vote?
      What other solicitations will be made?
Information about the Value Fund
Information about the Large Cap Fund
Information about Each Fund
Principal Holders of Shares

                                       1

                                   SUMMARY

     This  is  only  a  summary  of  certain   information   contained  in  this
Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A) and the Funds' Prospectus (included as Exhibit B).

What is the purpose of the proposal?

     The Board has approved the Plan for the Large Cap Fund and recommends  that shareholders  of the Large Cap Fund vote to approve the Plan. If shareholders of the Large Cap Fund approve the Plan, substantially all of the assets, subject to the liabilities,  of the Large Cap Fund will be transferred to the Value Fund in exchange for an equal value of shares of the Value Fund. The shares of the Value
Fund will then be distributed to the Large Cap Fund's shareholders. Shareholders of the Large Cap Fund will receive Class A shares of the Value Fund ("Value Fund
Class A  Shares")  equal in value to their  investment  in Class A shares of the
Large Cap Fund  ("Large Cap Fund Class A  Shares"),  Class B shares of the Value
Fund ("Value Fund Class B Shares") equal in value to their investment in Class B shares of the Large Cap Fund  ("Large Cap Fund Class B Shares"),  Class C shares of the  Value  Fund  ("Value  Fund  Class C  Shares")  equal  in  value to their investment  in Class C shares  of the Large Cap Fund  ("Large  Cap Fund  Class C
Shares"),  or Class Y shares of the Value  Fund  ("Value  Fund  Class Y Shares")
equal in  value to their  investment  in Class Y shares  of the  Large  Cap Fund
("Large Cap Fund Class Y Shares"),  as applicable.  The Large Cap Fund will then be liquidated.  As a result of the proposed transaction,  you will cease to be a shareholder of the Large Cap Fund and you will become a shareholder of the Value
Fund. This exchange will occur on a date determined by the Board.  This proposed
transaction   is  referred  to  in  this   Prospectus/Proxy   Statement  as  the
"Transaction."

     Like the  Large Cap  Fund,  the Value  Fund is a series of the Trust and is managed  by UBS  Global  Asset  Management  (Americas)  Inc.  The  Value  Fund's
investment  objective is identical to the investment  objective of the Large Cap
Fund, and the investment policies of the Funds are substantially similar.

     For the reasons set forth below under  "Reasons for the  Transaction,"  the
Board has concluded  that the  Transaction is in the best interests of the Large
Cap Fund,  the Value  Fund and their  respective  shareholders.  The Board  also concluded  that no  dilution in value would  result to the  shareholders  of the
Large  Cap  Fund  or the  shareholders  of the  Value  Fund as a  result  of the
Transaction.

                              The Board recommends
                       that you vote to approve the Plan.

How will the shareholder voting be handled?

     Shareholders  of the Large Cap Fund who own shares at the close of business on July 19, 2002 (the  "Record  Date") will be entitled to vote at the  Meeting, and will be entitled to one vote for each full share and a  fractional  vote for each fractional share that they hold. To approve the reorganization of the Large
Cap Fund into the Value  Fund,  a  majority  (as  defined  under the  Investment
Company Act of 1940,  as amended  (the "1940  Act")) of the  outstanding  voting shares of the Large Cap Fund must vote in favor of the Plan.

                                       2

     Please  vote  by  proxy  as  soon  as  you  receive  this  Prospectus/Proxy
Statement.  You may cast your vote by completing  and signing the enclosed proxy card or by telephone or via the  Internet.  If you return your signed proxy card or vote by telephone or via the Internet,  your vote will be officially  cast at the Meeting by the persons  appointed  as proxies.  You can revoke your proxy or change  your  voting  instructions  at any time  until  the vote is taken at the
Meeting. For more details about shareholder voting, see the "Voting Information"
section of this Prospectus/Proxy Statement.

What are the general tax consequences of the Transaction?

     It is expected that  shareholders  of the Large Cap Fund will not recognize any gain or loss for federal  income tax purposes as a result of the exchange of their shares for shares of the Value Fund. You should, however, consult your tax advisor  regarding  the  effect,  if any,  of the  Transaction  in light of your individual  circumstances.  You should also consult your tax advisor about state and local tax consequences of the  Transaction,  if any, because the information about the tax  consequences in this  Prospectus/Proxy  Statement  relates to the federal  income tax  consequences  only. For further  information  about the tax consequences of the Transaction,  see "Information  about the Transaction - What are the tax consequences of the Transaction?"

COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of the Funds compare?

     The  Large  Cap  Fund  and the  Value  Fund  have an  identical  investment objective.  As its  investment  objective,  each Fund  seeks to  maximize  total return,  consisting  of capital  appreciation  and current  income.  Each Fund's investment objective cannot be changed without shareholder approval.

     Both Funds seek to achieve their objective by investing their assets in the equity securities of U.S. issuers.  Under normal  circumstances,  the Value Fund must  invest at least 80% of its net  assets in U.S.  equity  securities.  Under normal circumstances,  the Large Cap Fund invests at least 80% of its net assets in equity  securities of U.S. large  capitalization  companies.  Therefore,  the primary  difference  between the Funds is that the Large Cap Fund is required to invest a significant portion of its assets in large capitalization stocks, while the Value Fund does not have an explicit capitalization  requirement with regard to its investments.  Currently,  however,  a majority of the Value Fund's assets are invested in large capitalization stocks.

     For further information about the investment objectives and policies of the
Funds, see "Comparison of Investment Objectives and Policies."

What are the risks of investments in the Funds?

     As with most  investments,  investments in the Large Cap Fund and the Value
Fund involve risks.  There can be no guarantee  against losses resulting from an investment in either Fund,  nor can there be any assurance that either Fund will achieve its investment  objective.  The risks  associated  with an investment in each Fund are  substantially  similar and include  those risks  associated  with fluctuations in the securities markets.

                                       3

     For further  information  about the risks of  investing  in the Funds,  see
"Comparison of Investment Objectives and Policies."

Who manages the Funds?

     The   management   of  the  business  and  affairs  of  the  Funds  is  the
responsibility  of the Board.  The Board elects officers who are responsible for the day-to-day operations of the Funds.

     UBS Global Asset  Management  (Americas) Inc. (the  "Advisor"),  a Delaware
corporation,  is the investment advisor to both the Large Cap Fund and the Value
Fund. The Advisor is an investment  management  firm,  managing as of _________,
2002, $____ billion in assets,  primarily for  institutional  pension and profit sharing funds.  The Advisor and its predecessor  entities have managed both U.S.
and non-U.S.  investment  portfolios since 1974 and global investment portfolios since 1982.  The Advisor is an indirect  wholly owned  subsidiary of UBS AG. UBS
AG, with headquarters in Zurich,  Switzerland, is an internationally diversified organization with operations in many aspects of the financial services industry.
The Advisor's address is 209 South LaSalle Street, Chicago, Illinois 60604-1295.

     Pursuant to a separate  investment  advisory  agreement for each Fund,  the
Advisor is entitled to receive from each Fund an investment  advisory fee equal, on an annual basis,  to 0.70% of the average  daily net assets of the Fund.  The
Advisor  has  contractually  agreed  to waive  its fees  and  reimburse  certain expenses,  from July 1, 2002 through June 30, 2003, so that the total  operating expenses of the Value Fund,  exclusive of 12b-1 fees, do not exceed 0.85% of the average  daily net  assets of each  class of the Value  Fund.  The  Advisor  has contractually agreed to waive its fees and reimburse certain expenses, from July
1, 2002 to June 30, 2003, so that the total operating  expenses of the Large Cap
Fund,  exclusive  of 12b-1 fees,  do not exceed  0.80% of the average  daily net assets of each class of the Large Cap Fund.  Under the expense  cap  arrangement for each Fund,  in a year that the Fund's total  operating  expenses  (excluding
12b-1  fees) are less than its  expense  cap,  the  Advisor is  entitled to seek payment from the Fund for fees it  previously  waived or expenses it  previously reimbursed up to the amount of the expense cap currently in effect for the Fund.
A  determination  as to the renewal or  amendment  of the  one-year  contractual expense cap for each Fund is  reviewed  by the  Advisor  and the  Trustees on an annual basis.

     Investment  decisions  for each  Fund are made by  management  teams at the
Advisor.  No member of any investment  management team is primarily  responsible for making recommendations for portfolio transactions by the Funds.

                                       4

What are the fees and  expenses  of each Fund and what  might  they be after the
Transaction?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The sales charge  structures of the Funds are identical.  The  operating  expenses  shown for the  Class A Shares  and Class Y
Shares of the Large Cap Fund are based on expenses incurred during the Large Cap
Fund's  fiscal year ending June 30, 2001,  but have been restated to reflect the
Fund's current fees. The Class B Shares and Class C Shares of the Large Cap Fund
are new classes of shares and the operating  expenses shown for these classes of shares  are based on  estimated  expenses  for the Large Cap Fund for the fiscal year ending June 30, 2002. The Value Fund did not commence operations until June
29, 2001, so the operating  expenses shown for each class of shares of the Value
Fund,  before and after the  Transaction,  are based on  expenses  for the Value
Fund's fiscal year ending June 30, 2002.

                                       5

           FEES AND EXPENSES FOR THE LARGE CAP FUND AND THE VALUE FUND

                        SHAREHOLDER TRANSACTION EXPENSES
                    (fees paid directly from your investment)
--------------------------------------------------------------------------------
                                       Maximum         Maximum
                                      Front-End       Contingent
                                    Sales Charge    Deferred Sales
                   Maximum Sales   (Load) Imposed   Charge (Load)
                   Charge (Load)    on Purchases        (CDSC)
  Fund Names &       (as a % of      (as a % of       (as a % of
Classes of Shares offering price)  offering price) offering price)  Exchange Fee
--------------------------------------------------------------------------------
 Large Cap Fund
------------------
     Class A           5.50%            5.50%           None           None
     Class B           5.00%            None            5.00%          None
     Class C           2.00%            1.00%           1.00%          None
     Class Y           None             None            None           None

   Value Fund
------------------
     Class A           5.50%            5.50%           None           None
     Class B           5.00%            None            5.00%          None
     Class C           2.00%            1.00%           1.00%          None
     Class Y           None             None            None           None

Value Fund After
   Transaction
------------------
     Class A           5.50%            5.50%           None           None
     Class B           5.00%            None            5.00%          None
     Class C           2.00%            1.00%           1.00%          None
     Class Y           None             None            None           None
--------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)
---------------------------------------------------------------------------------------
                                                       Total    Management
                              Distribution            Annual       Fee
                                and/or                 Fund       Waiver/
   Fund Names &    Management   Service     Other    Operating    Expense        Net
Classes of Shares     Fees    (12b-1)Fees  Expenses*  Expenses Reimbursements  Expenses
----------------------------------------------------------------------------------------
 Large Cap Fund(1)
-----------------
     Class A          0.70%      0.25%      0.65%      1.60%         0.55%      1.05%
     Class B          0.70%      1.00%      0.65%      2.35%         0.55%      1.80%
     Class C          0.70%      1.00%      0.65%      2.35%         0.55%      1.80%
     Class Y          0.70%      None       0.65%      1.35%         0.55%      0.80%

   Value Fund(2)
-----------------
     Class A          0.70%      0.25%      0.23%      1.18%         0.08%      1.10%
     Class B          0.70%      1.00%      0.23%      1.93%         0.08%      1.85%
     Class C          0.70%      1.00%      0.23%      1.93%         0.08%      1.85%
     Class Y          0.70%      None       0.23%      0.93%         0.08%      0.85%

 Value Fund After
  Transaction(2)
-----------------
     Class A          0.70%      0.25%      0.23%      1.18%         0.08%      1.10%
     Class B          0.70%      1.00%      0.23%      1.93%         0.08%      1.85%
     Class C          0.70%      1.00%      0.23%      1.93%         0.08%      1.85%
     Class Y          0.70%      None       0.23%      0.93%         0.08%      0.85%
---------------------------------------------------------------------------------

*    Includes  an  administrative  fee of 0.075% paid by each Fund to UBS Global
     Asset Management (US) Inc.

(1)  The Advisor has agreed to waive its fees and  reimburse  certain  expenses, from July 1, 2002 through June 30, 2003, so that total  operating  expenses of the Large Cap Fund, exclusive of 12b-1 fees, do not exceed 0.80% of each class of shares of the Large Cap Fund. Prior to July 1, 2002, the Large Cap
     Fund was subject to a permanent expense cap at an identical rate.

(2)  The Advisor has agreed to waive its fees and  reimburse  certain  expenses, from July 1, 2002 through June 30, 2003, so that total  operating  expenses of the Value Fund,  exclusive  of 12b-1 fees,  do not exceed  0.85% of each class of shares of the Value  Fund.  Prior to July 1, 2002,  the Value Fund
     was  subject to a  contractual  expense  cap at an  identical  rate for the one-year period from September 1, 2001 through September 1, 2002.

                                       6

     Examples:

The following Examples are intended to help you compare the cost of investing in the Large Cap Fund with the cost of  investing  in the Value Fund.  The Examples assume that you invest  $10,000 in each Fund for the time periods  indicated and then  sell all of your  shares  at the end of those  periods,  unless  otherwise stated.  Each Example also  assumes  that your  investment  has a 5% return each year.(1) These are examples only, and do not represent  future  expenses,  which may be greater or less than those shown below.

--------------------------------------------------------------------------------------
                                            1 Year     3 Years     5 Years    10 Years
--------------------------------------------------------------------------------------

Large Cap Fund
  Class A                                    $651        $866      $1,098      $1,762
  Class B (assuming sale of all shares at     683         866       1,175       1,738
  end of period)
  Class B (assuming no sale of shares)        183         566         975       1,738
  Class C (assuming sale of all shares at     381         661       1,065       2,195
  end of period)
  Class C (assuming no sale of shares)        281         661       1,065       2,195
  Class Y                                      82         255         444         990

Value Fund (Before and After Transaction)
  Class A                                    $656        $880         N/A         N/A
  Class B (assuming sale of all shares at     688         882         N/A         N/A
  end of period)
  Class B (assuming no sale of shares)        188         582         N/A         N/A
  Class C (assuming sale of all shares at     386         676         N/A         N/A
  end of period)
  Class C (assuming no sale of shares)        286         676         N/A         N/A
  Class Y                                      87         271         N/A         N/A

(1)  The Funds' actual returns may be greater or less than the  hypothetical  5%
     return used.  The 1 Year costs in the  examples  for the Funds  reflect net operating  expenses after the one-year  contractual fee waivers and expense reimbursements.

Where can I find more financial information about the Funds?

     For the Value Fund,  per share  information  for the six-month  semi-annual period  ending  December  31, 2001 is shown  below under the heading  "Financial
Highlights."  Additional financial information about the Value Fund is available in the  Semi-Annual  Report to  Shareholders  dated December 31, 2001. An Annual
Report to  Shareholders  is not  available for the Value Fund because it did not commence investment operations until June 29, 2001.

     The Prospectus,  Large Cap Fund Annual Report and the Semi-Annual Report to
Shareholders,  dated December 31, 2001,  contain further  financial  information about the Large Cap Fund.  These  documents  are  available  upon  request  (See
"Information about the Large Cap Fund").

                                       7

                              Financial Highlights

The  tables  below  set forth  financial  data for one  share of  capital  stock outstanding throughout the period presented.

---------------------------------------------------------------------------------
                                                                   For the Period
                                                                       Ended
Class A                                                             December 31,
                                                                       2001*
                                                                    (Unaudited)
---------------------------------------------------------------------------------

Net asset value, beginning of period............................. $       9.96
                                                                  ------------

Income (loss) from investment operations:
  Net investment income..........................................         0.01**
  Net realized and unrealized gain (loss)........................         0.00
                                                                  ------------

    Total income (loss) from investment operations...............         0.01
                                                                  ------------

Net asset value, end of period................................... $       9.97
                                                                  ============

    Total return.................................................        0.10%+

Ratios/supplemental data:
  Net assets, end of period (in 000s)............................ $        562
  Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits...........         4.96%***
     After expense reimbursement and earnings credits............         1.10%***
  Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement and earnings credits...........        (2.59)%***
     After expense reimbursement and earnings credits............         1.27%***
  Portfolio turnover rate........................................           19%
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                                                                 For the Period
                                                                     Ended
Class B                                                           December 31,
                                                                     2001*
                                                                  (Unaudited)
---------------------------------------------------------------------------------

Net asset value, beginning of period..............................$       9.62
                                                                  ------------

Income (loss) from investment operations:
  Net investment income...........................................        0.00**
  Net realized and unrealized gain (loss).........................        0.34
                                                                  ------------

    Total income (loss) from investment operations................        0.34
                                                                  ------------

Net asset value, end of period....................................$       9.96
                                                                  ============

    Total return..................................................        3.53%+

Ratios/supplemental data:
  Net assets, end of period (in 000s).............................$        177
  Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits............        4.40%***
     After expense reimbursement and earnings credits.............        1.85%***
  Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement and earnings credits............       (2.35)%***
     After expense reimbursement and earnings credits.............        0.20%***
  Portfolio turnover rate.........................................          19%
---------------------------------------------------------------------------------

*    For the periods  December 7, 2001 and  November  8, 2001  (commencement  of issuance) for Class A and Class B, respectively, through December 31, 2001.
**   The net  investment  income per share data was  determined by using average shares outstanding throughout the period.
***  Annualized.
+    The returns do not include sales charges and are non-annualized.

                                       8

The  tables  below  set forth  financial  data for one  share of  capital  stock outstanding throughout the period presented.

---------------------------------------------------------------------------------
Class C                                                          For the Period
                                                                      Ended
                                                                  December 31,
                                                                      2001*
                                                                   (Unaudited)
---------------------------------------------------------------------------------

Net asset value, beginning of period..............................$       9.73
                                                                  ------------

Income (loss) from investment operations:
  Net investment income (loss)....................................       (0.01)**
  Net realized and unrealized gain (loss).........................        0.25
                                                                  ------------

    Total income (loss) from investment operations                        0.24
                                                                  ------------

Net asset value, end of period....................................$       9.97
                                                                  ============

    Total return..................................................        2.47%+

Ratios/supplemental data:
  Net assets, end of period (in 000s).............................$         26
  Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits............        4.36%***
     After expense reimbursement and earnings credits.............        1.85%***
  Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement and earnings credits............       (3.82)%***
     After expense reimbursement and earnings credits.............       (1.31)%***
  Portfolio turnover rate.........................................          19%
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
Class Y                                                          For the Period
                                                                      Ended
                                                                  December 31,
                                                                      2001*
                                                                   (Unaudited)
---------------------------------------------------------------------------------

Net asset value, beginning of period..............................$      10.00
                                                                  ------------

Income (loss) from investment operations:
  Net investment income (loss)....................................        0.06**
  Net realized and unrealized gain (loss).........................       (0.09)
                                                                  ------------

    Total income (loss) from investment operations................       (0.03)
                                                                  ------------

Net asset value, end of period....................................$       9.97
                                                                  ============

    Total return..................................................       (0.30)%++

Ratios/supplemental data:
  Net assets, end of period (in 000s).............................$      2,992
  Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits............        2.88%***
     After expense reimbursement and earnings credits.............        0.85%***
  Ratio of net investment income (loss) to average net assets:
     Before expense reimbursement and earnings credits............       (0.86)%***
     After expense reimbursement and earnings credits.............        1.17%***
  Portfolio turnover rate.........................................          19%
---------------------------------------------------------------------------------

*    For the  periods  December  12,  2001 and June 29,  2001  (commencement  of issuance) for Class C and Class Y, respectively, through December 31, 2001.
**   The net  investment  income per share data was  determined by using average shares outstanding throughout the period.
***  Annualized.
+    The returns do not include sales charges and are non-annualized.
++   The total return calculation is non-annualized.

                                       9

What are other key features of the Funds?

     Administrative,  Transfer  Agency,  Accounting  and Custody  Services.  UBS
Global  Asset  Management  (US) Inc.  ("UBS  Global AM") located at 51 West 52nd
Street,  New York, New York 10019-6114,  serves as the administrator to both the
Value Fund and the Large Cap Fund.  Under an  Administration  Contract  with the
Trust, UBS Global AM provides various  administration and accounting services to the  Funds.  These  services  include  administering  the  affairs of each Fund, including  supervising and managing all aspects of the Fund's  operations (other than  investment  advisory  activities).  For its  services,  each Fund pays UBS
Global AM a fee, computed daily and paid monthly, at an annual rate of 0.075% of the  average  daily net assets of the  respective  Fund.  J.P.  Morgan  Investor
Services  Company ("J.P.  Morgan"),  a corporate  affiliate of J.P. Morgan Chase
Bank   ("Chase"),   provides   accounting,   portfolio   valuation  and  certain
administrative  services to each Fund pursuant to a Multiple Services  Agreement between the Trust and Chase.  Prior to November 2, 2001,  J.P.  Morgan served as the primary  administrator and accounting  services agent for each Fund pursuant to a Multiple Services Agreement.

     PFPC Inc. is the  transfer  agent and  dividend  disbursing  agent for both
Funds.  PFPC Inc., a subsidiary  of PNC Bank,  N.A.,  is located at 400 Bellevue
Parkway,  Wilmington,  Delaware  19809.  Prior to August 20, 2001,  J.P.  Morgan
served as transfer agent for the Funds.

     Chase is the  custodian  of the  securities  and other assets of each Fund.
Chase is located at 270 Park Avenue, New York, New York 10017.

     Distribution  Services  and Rule 12b-1  Plans.  UBS Global AM serves as the principal  underwriter of the shares of each class of the Large Cap Fund and the
Value Fund pursuant to a Principal  Underwriting  Contract between the Trust and
UBS Global AM. UBS Global AM offers such shares on a best-efforts basis pursuant to  the  Principal  Underwriting  Contract.  In  addition  to  its  services  in
distributing   shares  of  the  Funds,  UBS  Global  AM  also  provides  ongoing shareholder  services  for each  Fund.  UBS Global AM is  authorized,  under the
Funds' Principal  Underwriting  Contract,  to enter into dealer  agreements with other  broker-dealers (affiliated and non-affiliated) ("Qualified Dealers") with respect to sales of shares of the Funds or in  connection  with the provision of service  activities.  UBS  Global AM  markets  shares of the Funds  directly  or through  Qualified  Dealers.  With  respect  to both  Funds,  when UBS Global AM receives service fees,  distribution  fees or sales charges,  it may pay some or all of them to Qualified Dealers.

     Rule 12b-1 Plans.  The Trust has adopted  separate Rule 12b-1 Plans for the
Class A Shares (a "Class A Plan"), Class B Shares (a "Class B Plan") and Class C
Shares (a "Class C Plan")  (collectively,  the "Plans") of the Funds.  Under the
Funds' Plans, UBS Global AM is to receive out of the assets of each class of the respective Fund, a service fee accrued daily and payable monthly,  at the annual rate of 0.25% of the  average  daily net  assets of each  class of shares of the respective  Fund.  UBS Global AM uses the service fees it receives to compensate dealers and others for their expenses in connection  with providing  shareholder services for the Funds, including the maintenance of shareholder accounts.

                                       10

     In addition to the service  fees,  the Funds pay  distribution  fees to UBS
Global AM pursuant to the Class B Plan and Class C Plan. The  distribution  fees are paid to UBS Global AM for its  services  and  expenses in  distributing  and promoting shares of such classes.  These expenses may include, among others, the preparation,  printing and distribution of advertisements  and sales literature;
the  distribution  of  prospectuses  and other  shareholder  materials for sales purposes;  the payment of  distribution  fees to  broker-dealers  who enter into dealer  agreements  with UBS  Global  AM;  and the  payment  of  other  expenses allocated to UBS Global AM's  distribution  activities.  The  distribution  fees payable  under  the Class B Plan and Class C Plan for the Funds may also be used to pay UBS Global AM for advancing the commission  costs to dealers with respect to the initial sale of such shares.

     Under  the Class B Plan and  Class C Plan,  each Fund pays UBS  Global AM a distribution fee, accrued daily and payable monthly,  at an annual rate of 0.75%
of the average daily net assets of the Fund's Class B Shares and Class C Shares, respectively.

     Because  12b-1  fees are paid out of the  assets of a class of a Fund on an on-going  basis,  over time these fees will increase the cost of a shareholder's investment  and may cost a  shareholder  more than  paying  other types of sales charges.

     Value  Fund  Class Y Shares  and Large Cap Fund  Class Y Shares do not have
Rule 12b-1 Plans.

     Purchase, Exchange and Redemption Procedures.  Procedures for the purchase, exchange and  redemption  of shares of the Value Fund and the Large Cap Fund are identical.  Please refer to the Prospectus for the Funds, which accompanies this
Prospectus/Proxy   Statement,   for  the  purchase,   exchange,  and  redemption
procedures  applicable  to  shares  of the  Funds.  Set  forth  below is a brief description of the basic purchase, exchange, and redemption procedures.

     Shares of each Fund may be purchased  directly  from the Fund by contacting its transfer agent, or through brokers,  dealers, other financial intermediaries and financial  institutions  (bank and bank trust  departments)  that have sales
agreements  with  the  Fund  (each  an  "Authorized   Dealer"),  or  through  an
intermediary   designated  by  an  Authorized  Dealer  to  accept  purchase  and redemption orders  ("Sub-Designee").  Authorized  Dealers may charge transaction fees for their services in connection  with the purchase of shares of the Funds.
These  transaction  fees are not charged on shares  purchased  directly from the
Funds.  Only specific types of investors are eligible to purchase Class Y Shares of the  Funds.  Please  refer to the  Funds'  Prospectus  for  more  information concerning  the  eligibility  requirements  for  purchasing  the Funds'  Class Y
Shares.

     The minimum initial investment for Class A Shares, Class B Shares and Class
C Shares of the Funds is $1,000, and each subsequent investment must be at least
$100.  The  minimum  initial  investment  for  the  Funds'  Class  Y  Shares  is
$10,000,000,  and each subsequent investment must be at least $2,500. Both Funds may waive or reduce their investment minimums for certain investors.

     Purchases  of  Class A  Shares  of both  Funds  are  subject  to a  maximum front-end  sales  charge of 5.50% of the  offering  price,  with  reduced  sales charges for purchases of $50,000 or more, and no front-end  sales charge imposed on purchases of $1,000,000 or more.  Purchases of $1,000,0000 or more of Class A
Shares of the Funds are, however,  subject to a contingent deferred sales charge
("CDSC") of 1.00% for shares redeemed within one year after purchase.

                                       11

     Purchases  of Class B Shares of each Fund are not subject to a sales charge on purchases, but are subject to a CDSC when shares are sold before the end of a specified period.  Class B Shares of each Fund are subject to a CDSC on sales of shares as shown in the table below:

If shares are sold within:                     Percentage (based on amount of
                                               investment) by which the
                                               shares' net asset value is
                                               multiplied:

                                     Less than  $100,000 to   $250,000 to  $500,000 to
                                     $100,000    $249,999       $499,999     $999,999

1st year since purchase                 5%          3%             3%           2%
2nd year since purchase                 4%          2%             2%           1%
3rd year since purchase                 3%          2%             1%          None
4th year since purchase                 2%          1%            None         None
5th year since purchase                 2%         None           None         None
6th year since purchase                 1%         None           None         None
7th year since purchase                None        None           None         None

The CDSC for the Class B Shares of each Fund is  calculated by  multiplying  the lesser of the net asset  value of the shares at the time of  purchase or the net asset value at the time of sale by the applicable  percentage shown in the table above. Class B Shares of each Fund  automatically  convert to the Fund's Class A
Shares,  which have lower ongoing expenses,  after the end of the sixth year for purchases less than $100,000,  after the end of the fourth year for purchases of at least  $100,000 but less than  $250,000,  after the end of the third year for purchases of at least  $250,000 but less than  $500,000 and after the end of the second year for purchases of at least $500,000 but less than $1 million.

     Regardless of the amount of the investment,  Class B shares of Family Funds
("Family  Funds" include other UBS Funds,  UBS PACE Select funds and other funds for  which  UBS  Global  AM  or  any  of  its  affiliates  serves  as  principal underwriter)  purchased  or acquired  prior to  November  5, 2001 and  exchanged
(including  exchanges as part of a reorganization,  such as the Transaction) for shares  of the  Funds  after  November  5, 2001  (collectively,  "Prior  Class B
Shares") are subject to a deferred sales charge at the time of redemption at the following  percentages:  (i) 5%, if shares are sold  within the first year since purchase;  (ii) 4%, if shares are sold  within the second  year since  purchase;
(iii) 3%, if shares are sold within the third year since  purchase;  (iv) 2%, if shares are sold within the fourth or fifth year since  purchase;  and (v) 1%, if shares are sold  within the sixth year of  purchase.  Prior  Class B Shares held longer  than  six  years  are  not  subject  to  a  deferred  sales  charge  and automatically convert to Class A shares, which have lower ongoing expenses.

     Class C Shares of each Fund are  subject  to a  front-end  sales  charge of
1.00% of the offering price,  and a CDSC of 1.00% of the shares' net asset value if the shares are sold  within one year of  purchase.  The CDSC for each  Fund's
Class C Shares is calculated by multiplying the lesser of the net asset value of the shares at the time of purchase or the net asset value at the time of sale by
1.00%.

                                       12

     Certain  investors  and  transactions  of both the Value Fund and Large Cap
Fund  may be  subject  to  reduced  or  waived  sales  charges.  For a  complete description of sales charges and exemptions from such charges, reference is made to  the  Prospectus  of  the  Funds,  which  accompanies  this  Prospectus/Proxy
Statement,  and the Statement of Additional  Information for the Funds, which is incorporated by reference  herein.  The  shareholders of the Large Cap Fund will not be subject  to the sales  charges  described  above in  connection  with the
Transaction.  Class Y Shares of the Funds are not subject to a  front-end  sales charge or a CDSC.

     The  purchase  price of shares  of each  Fund is based on net  asset  value
("NAV"),  plus any applicable sales charge.  The NAV per share for each class of each Fund is  calculated  as of the close of  business  on each day that the New
York Stock  Exchange  ("NYSE")  is open  (generally  4:00 p.m.,  Eastern  time).
Purchase  orders for shares of each Fund  received  in good form by the close of regular trading  (generally 4:00 p.m., Eastern time) are priced according to the
NAV  determined  on that day,  otherwise  they are priced  according to the next determined price per share.  Each Fund reserves the right to reject any purchase request.

     Shares of each class of the Funds,  except Class Y Shares, may be exchanged for shares of the same class of most other  Family Funds  (except  shares of the
Funds are not exchangeable  with the GAM Money Market Account and Class B Shares of the Funds are not exchangeable  with Class B shares of any of the GAM funds).
Exchanges  for  both  Funds  are  subject  to  the  initial  minimum  investment requirements  to the same  extent as  purchases  of  shares.  Exchanges  are not subject to any sales charges at the time of the exchange.  Exchanges are treated as  a  redemption  and  new  purchase  for  federal  income  tax  purposes,  and accordingly, may have tax consequences for shareholders.

     Shares of each class of the Funds may be sold at any time at the NAV (minus any  applicable  sales  charge)  next  calculated  after  the Fund  accepts  the redemption order.  Shareholders of the Funds can sell their shares by contacting
the  Funds'   transfer  agent  or,  if  shares  are  held  through  a  financial institution,  by contacting their investment professional,  an Authorized Dealer or  Sub-Designee.  Each  institution or professional may have its own procedures and requirements for selling shares of the Funds and may charge fees.

     For a more complete  description  of the purchase,  exchange and redemption procedures applicable to the Funds, please refer to the Funds' Prospectus, which accompanies this Prospectus/Proxy Statement.

     Dividends, Distributions and Taxes. Each Fund declares and makes payment of any income dividends  annually.  Each Fund will distribute  substantially all of its  capital  gains,  if any, in  December.  Each Fund  automatically  reinvests distributions  in additional  shares of the same class of that Fund,  unless the
Fund  or  the  shareholder's   investment  professional  is  notified  that  the
shareholder elects to receive such distributions in cash.

     Distributions  from the Funds,  whether  received in cash or in  additional shares,  are  generally  subject to income tax. In general,  distributions  from either Fund are taxable to the  shareholder as either ordinary income or capital gains. The Funds notify their shareholders annually of the source and tax status of all Fund distributions for federal income tax purposes.  For more information about the tax  implications of investments in the Value Fund and Large Cap Fund, please refer to the Funds' Prospectus,  which accompanies this  Prospectus/Proxy
Statement,  and  the  Funds'  Statement  of  Additional  Information,  which  is incorporated by reference herein.

                                       13

                         REASONS FOR THE TRANSACTION

     UBS Global AM has  proposed the  Transaction  to combine the Large Cap Fund with another fund having an identical  investment  objective  and  substantially similar investment  policies,  thereby creating a fund with a larger asset base, which is  expected  to  provide a better  opportunity  for  positive  investment performance.  Because the Large Cap Fund and the Value Fund are both  managed by the Advisor in a similar  manner,  the Transaction was also proposed in order to eliminate certain  duplicative costs and to enhance  distribution by eliminating redundant investment products managed by the Advisor. In addition, a larger fund should be able to obtain certain economies of scale in the future.

     The Plan was  presented to the  Trustees at a meeting of the Board.  At the meeting, the Board questioned  management about the potential benefits and costs to shareholders of the Large Cap Fund. In deciding whether to recommend approval of the Transaction to shareholders of the Large Cap Fund, the Board considered a number of factors, including the following:

o    The  Value  Fund  and the  Large  Cap  Fund  have an  identical  investment objective and investment  policies,  strategies and portfolio holdings that are substantially  similar.  Thus, the Transaction  should enable the Large
     Cap Fund shareholders to continue to seek their current investment goals.

o    Large Cap Fund  shareholders will not pay a sales charge in connection with the Transaction to become shareholders of the Value Fund.

o    Large Cap Fund  shareholders  will not be subject to any federal income tax solely as a result of the Transaction.

o    UBS Global AM, the Large Cap Fund and the Value Fund will bear 50%, 25% and
     25% of the expenses of the Transaction, respectively.

o    Because the  Transaction  will be effected on the basis of the relative net asset values of the Value Fund and the Large Cap Fund,  shareholders of the
     Large  Cap Fund  will not  experience  any  dilution  in the value of their investments as a result of the Transaction.

o    The expense ratios of the Value Fund,  based on gross  expenses,  are lower than the expense ratios of the Large Cap Fund. However,  the Large Cap Fund has  lower  expense  ratios on a net basis as  compared  to the Value  Fund because of the higher expense cap currently provided to it by the Advisor.

                                       14

o    Combining  the Large Cap Fund and the Value  Fund  might  enable the merged fund to obtain  certain  economies of scale with  attendant  savings in the future for the shareholders of the Large Cap Fund.

o    The  Value  Fund,  like the Large Cap Fund,  is  managed  by an  investment management team at the Advisor.

o    As  shareholders  of the  Value  Fund,  Large Cap Fund  shareholders  would continue to benefit  from the same  high-quality  fund  administration  and shareholder services.

o    The Value Fund and the Advisor's U.S. value  investment style have a better performance  record  than the  Large Cap Fund and the  Advisor's  large cap investment style.

o    It may be detrimental for the Large Cap Fund to continue to compete for the same investor  assets with the Value Fund,  each of which is managed by the
     Advisor, and is distributed by UBS Global AM.

     The Board did not assign relative weights to the foregoing  factors or deem any one of them to be controlling in and of itself.

     The Board  concluded  that the  Transaction is in the best interests of the shareholders  of the Large Cap Fund and that no dilution  of value would  result for the  shareholders  of the Large Cap Fund from the  Transaction.  The  Board, including  a majority  of the  Trustees  who are not  interested  persons of the
Funds,  then decided to approve the Plan and to recommend that  shareholders  of the Large Cap Fund vote to approve the Transaction.

     The Board also  determined that the Transaction is in the best interests of the Value Fund and its  shareholders  and that no dilution  would  result to the shareholders of the Value Fund from the Transacation.

     For the  reasons  discussed  above,  the Board,  on behalf of the Large Cap
Fund, recommends that you vote FOR the Plan.

     If the  shareholders  of the Large Cap Fund do not  approve  the Plan,  the
Board may consider other possible courses of action,  including  liquidation and dissolution of the Large Cap Fund.

                        INFORMATION ABOUT THE TRANSACTION

     This is only a summary of the Plan.  You should read the actual Plan. It is attached as Exhibit A and incorporated herein by reference.

How will the Transaction be carried out?

     If the shareholders of the Large Cap Fund approve the Plan, the Transaction will take place after various  conditions are satisfied by the Trust,  on behalf of the Large Cap Fund and the Value Fund,  including the  preparation of certain documents.  The Trust will determine a specific date for the Transaction to take place (the "Closing").

                                       15

     If the  shareholders  of the Large Cap Fund approve the Plan, the Large Cap
Fund will deliver to the Value Fund substantially all of its assets,  subject to its liabilities,  at the Closing.  In exchange,  the Large Cap Fund will receive
Value Fund Class A Shares,  Value Fund Class B Shares, Value Fund Class C Shares
and Value Fund Class Y Shares to be  distributed  pro rata by the Large Cap Fund to its  shareholders in the  corresponding  classes in complete  liquidation and dissolution  of the Large Cap Fund.  The value of the assets to be  delivered to the Value Fund shall be the value of such net assets computed as of the close of business of the NYSE (normally 4:00 p.m., Eastern time) on the last business day prior to the Closing (the "Valuation  Date").  If the  shareholders of the Large
Cap Fund do not approve the Plan, the Transaction will not take place.

     The Funds will complete the Transaction in accordance with Rule 17a-8 under the 1940 Act or, if  necessary,  will seek an order from the SEC  exempting  the
Transaction  from Section 17(a) of the 1940 Act. The  Transaction  will not take place if the Funds are unable either to rely on Rule 17a-8 under the 1940 Act or to obtain an order from the SEC.

     The stock transfer  books of the Large Cap Fund will be permanently  closed as of the Valuation Date. The Large Cap Fund will accept requests for redemption only if received in proper form before that time.  Requests  received after that time will be considered requests to redeem shares of the Value Fund.

     To the  extent  permitted  by law,  the Trust  may  amend the Plan  without shareholder  approval.  The Trust  may also make a  decision  to  terminate  and abandon the  Transaction at any time before or, to the extent  permitted by law, after the approval of the Plan by shareholders of the Large Cap Fund.

Who will pay the expenses of the Transaction?

     UBS  Global  AM  will  pay  50% of the  expenses  in  connection  with  the
Transaction.  The  Value  Fund and the  Large  Cap Fund will each pay 25% of the expenses of the Transaction.

What are the tax consequences of the Transaction?

     The  Transaction  is intended to qualify as a tax-free  reorganization  for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.  Based on certain assumptions and  representations  made by the Trust, on behalf of the Funds, it is expected that Stradley,  Ronon, Stevens
& Young, LLP will provide a legal opinion that, for federal income tax purposes,
(i)  shareholders of the Large Cap Fund will not recognize any gain or loss as a result of the  exchange of their  shares of the Large Cap Fund for shares of the
Value Fund; and (ii) the Value Fund and its shareholders  will not recognize any gain or loss upon receipt of the Large Cap Fund's assets.

     You should  consult your tax advisor  regarding the effect,  if any, of the
Transaction in light of your individual  circumstances.  You should also consult your tax  advisor  about the state and local tax  consequences,  if any,  of the
Transaction  because  this  discussion  only  relates to the federal  income tax consequences.

                                       16

What should I know about the Value Fund Shares?

     If the  Transaction is approved,  full and  fractional  shares of the Value
Fund will be issued,  without the  imposition of a sales charge or other fee, to shareholders of the Large Cap Fund in accordance  with the procedures  described above.  When  issued,  each share will be duly and validly  issued,  fully paid, nonassessable and fully transferable.  All shares of the Value Fund, like shares of the other series of the Trust, have noncumulative  voting rights.  This gives holders  of more than 50% of the shares  voting the  ability to elect all of the members of the Board.  If this happens,  holders of the remaining  shares voting will not be able to elect any trustees.

     A  shareholder  of a class of shares of the Value  Fund will  receive a pro
rata  share  of  all   distributions   arising  from  the  Value  Fund's  assets
attributable to the class of shares owned by the shareholder and, upon redeeming shares,  will receive the portion of the Value Fund's net assets attributable to the class of shares owned by the shareholder represented by the redeemed shares.

     The shares of the Value Fund will be recorded to each shareholder's account on the books of the Value Fund's transfer  agent.  The Value Fund does not issue share certificates.

How do shareholder rights and obligations of the Funds compare?

     Because  the Value  Fund and Large Cap Fund are each  series of the  Trust, there are no differences in the rights of shareholders of the Funds.

     The Trust is  organized  as a Delaware  business  trust and  governed by an
Agreement and  Declaration  of Trust.  Under its Agreement  and  Declaration  of
Trust,  the Trust has an unlimited  number of  authorized  shares of  beneficial interest  with each share having a par value of $0.001.  The Board may,  without shareholder  approval,  divide  the  authorized  shares  of the  Trust  into  an unlimited  number of separate  portfolios  or series  ("series").  The Board may also, without shareholder  approval,  divide the series into two or more classes of shares. The Trust currently consists of eighteen series,  including the Value
Fund and Large Cap Fund.  Each series of the Trust offers four classes of shares
(designated Class A Shares,  Class B Shares, Class C Shares and Class Y Shares).
The  Trust  and each  series  of the  Trust  will  continue  indefinitely  until terminated.

     With  respect to a series of shares of the Trust,  shares of the same class have equal dividend, distribution, liquidation and voting rights, and fractional shares  have those  rights  proportionately.  Each series or class bears its own expenses  related to its  distribution  of shares (and other  expenses,  such as transfer agency,  shareholder service and administration  expenses).  Generally, shares  of the  Trust  will be voted in the  aggregate  without  differentiation between separate series or classes;  provided however,  if a matter only affects certain series or classes,  then only shares of such affected  series or classes shall be voted in the aggregate.

     Under relevant state law and the Agreement and Declaration of Trust, annual meetings of shareholders are not required to be held. Generally, the Trust calls shareholder meetings only when specifically  required by federal law or Delaware state law. Shareholders  representing one-tenth (10%) or more of the outstanding shares  entitled  to vote on a matter may cause the Trust to call a  shareholder meeting.  However, a shareholder  meeting need not be called upon the request of shareholders  entitled to cast less than a majority of all votes  entitled to be cast at such meeting to consider any matter that is substantially  the same as a matter  voted on at any  shareholder  meeting held during the  preceding  twelve months.

                                       17

     Under  Delaware law and the Trust's  Agreement  and  Declaration  of Trust,
shareholders of the Value Fund and Large Cap Fund are not held personally liable for the obligations of the Trust or the Funds.

What are the  capitalizations  of the Funds and what might the capitalization be after the Transaction?

     The  following  table sets forth,  as of December  31,  2001,  the separate capitalizations  of the Value  Fund and the Large  Cap Fund,  and the  estimated capitalization  of the Value Fund as  adjusted  to give  effect to the  proposed
Transaction.  The  final  capitalization  of the  Value  Fund  is  likely  to be different when the Transaction is consummated.

                                                                     Value Fund
                                                     Large Cap         Class A
                                     Value Fund         Fund            after
                                       Class A         Class A       Transaction
                                     (unaudited)     (unaudited)     (estimated)
                                     -------------------------------------------
Net assets                            $561,517       $280,293         $841,810
Total shares outstanding                56,300         34,817           84,403
Net asset value per share                $9.97          $8.05            $9.97

                                                                     Value Fund
                                                     Large Cap         Class B
                                     Value Fund         Fund            after
                                       Class B         Class B       Transaction
                                     (unaudited)     (unaudited)     (estimated)
                                     -------------------------------------------
Net assets                            $177,431       $143,218         $320,649
Total shares outstanding                17,819         17,799           32,202
Net asset value per share                $9.96          $8.05            $9.96

                                                                     Value Fund
                                                     Large Cap         Class C
                                     Value Fund         Fund            after
                                       Class C         Class C       Transaction
                                     (unaudited)     (unaudited)     (estimated)
                                     -------------------------------------------
Net assets                             $25,725             $0          $25,725
Total shares outstanding                 2,580              0            2,580
Net asset value per share                $9.97             $0            $9.97

                                                                     Value Fund
                                                     Large Cap         Class Y
                                     Value Fund         Fund            after
                                       Class Y         Class Y       Transaction
                                     (unaudited)     (unaudited)     (estimated)
                                     -------------------------------------------
Net assets                          $2,792,430     $2,729,666       $5,722,096
Total shares outstanding               300,001        341,273          573,659
Net asset value per share                $9.97          $8.00            $9.97

                                       18

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     This section  describes the key  investment  policies of the Value Fund and the Large Cap Fund and certain  noteworthy  differences  between the  investment strategies  and policies of the Funds.  For a more complete  description  of the
Value  Fund's  investment  policies  and  risks,  you  should  read  the  Funds'
Prospectus, which accompanies this Prospectus/Proxy Statement.

Are there any  significant  differences  between the  investment  objectives and policies of the Funds?

     Investment Objective, Principal Strategies and Investment Restrictions. The
Value Fund and the Large Cap Fund have an identical investment objective. As its investment  objective,  each Fund seeks to maximize total return,  consisting of capital  appreciation and current income.  Each Fund's investment  objective may not be changed unless the change is approved by  shareholders.  Unless otherwise stated, each of the policies listed below are non-fundamental policies. Policies or  investment  restrictions  that are  deemed  fundamental  may not be  changed without the approval of the lesser of (i) a majority of the  outstanding  shares of the Fund,  or (ii) 67% or more of the  shares  represented  at a  meeting  of shareholders at which the holders of more than 50% of the outstanding shares are
represented.   Policies  or   investment   restrictions   of  a  Fund  that  are
non-fundamental may be changed by the Board without shareholder approval.

     Each Fund is subject to a non-fundamental  policy that requires the Fund to invest at least 80% of its net assets in U.S.  equity  securities.  Under normal circumstances,  the Large Cap Fund must invest at least 80% of its net assets in
equity  securities  of  U.S.  large  capitalization   companies.   Under  normal
circumstances,  the Value  Fund,  is  required to invest at least 80% of its net assets in U.S. equity  securities.  The 80% investment  policy for the Large Cap
Fund  requires  that the  Fund's  investments  consist  of large  capitalization companies,  while the  Value  Fund's  policy  does not  impose a  capitalization requirement with regard to its investments.  For purposes of its 80% policy, the
Large Cap Fund  defines  large  capitalization  companies as those with a market capitalization  of $6  billion or  greater  at the time of  purchase.  While not required by its 80% policy,  the majority of the Value Fund's  assets  currently are invested in companies with a market capitalization exceeding $6 billion.

     The Advisor utilizes similar  strategies in selecting security holdings for the  portfolios of the Value Fund and Large Cap Fund. A security is considered a candidate for inclusion in a Fund's portfolio,  when the Advisor's estimation of the  security's  fundamental  value  (what,  in the  Advisor's  assessment,  the security is worth) is greater than its current market price. The Advisor's value estimate of a security is then compared to the  security's  current market price and ranked against other  securities in the Advisor's  valuation  universe.  For each Fund, the Advisor estimates the fundamental value of a company's securities
based  upon  detailed  economic,   industry  and  company  analysis,   and  upon
consideration of each company's management team,  competitive advantage and core competencies.

     However,  the  Advisor  utilizes  a more  focused,  value-style  investment strategy to manage the Value Fund than the Large Cap Fund. In managing the Value
Fund,  the Advisor's  fundamental  value estimate of a security also considers a company's  ability to generate  profit and to grow  business  in the future.  In making this assessment,  the Advisor  analyzes  industry  competitive  strategy,
structure  and  global   integration.   In  determining  which  companies  offer
attractive valuations,  the Advisor examines the characteristics of each company
(e.g., balance sheet fundamentals,  culture,  productivity,  pricing,  etc.). In contrast to the Large Cap Fund,  the Value Fund will only invest in stocks that, at the time of purchase,  are contained in the Russell 1000 Value Index, a value benchmark  against which  performance and risk is measured.  Even with the Value
Fund's more focused value style, the equity holdings of the Value Fund and Large
Cap Fund are substantially  similar. As of May 31, 2002, of the Large Cap Fund's
47  equity  holdings  and  the  Value  Fund's  53  equity  holdings,  35 of such securities were held by both Funds.  These 35 securities  represented 72% of the
Large Cap Fund's equity holdings and 76% of the Value Fund's equity holdings.

                                       19

     The Value  Fund and Large Cap Fund are  subject  to  substantially  similar fundamental investment restrictions regarding borrowing, underwriting,  lending, investing in real estate,  investing in commodities,  issuing senior securities, industry concentration and diversification.

     Principal  Investments.  As stated above,  under normal market  conditions, both Funds seek to achieve their investment objectives by investing primarily in equity securities of U.S. issuers.

     Equity Securities. Each Fund's investments in equity securities may include a company's  common stock and preferred  stock.  Each Fund is also  permitted to invest in common stock of closed-end  investment  companies;  securities such as warrants or rights; and sponsored or unsponsored  American,  European and Global depositary  receipts.  The  Value  Fund  may  also  invest  in  dividend  paying
securities  and  convertible   securities.   Convertible   securities  are  debt
securities that may be converted into or exchanged for common stock of a company within a particular period of time at a specified price.

     Cash and Cash Equivalents.  Each Fund may invest a portion of its assets in
short-term  debt  securities   (including   repurchase  agreements  and  reverse
repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities,  and banks and finance companies, which may be denominated in any  currency.  The Funds may also  invest a portion  of their  assets in shares issued by money market  mutual funds and similar  private  investment  vehicles.
Both Funds may invest in these  instruments for a variety of reasons,  including for temporary or defensive purposes, to reinvest cash collateral from securities lending activities and as part of their normal investment programs.

     Under  the terms of an  exemptive  order  issued by the SEC,  each Fund may invest its cash (i) held for  temporary  defensive  purposes;  (ii) not invested pending  investment  in  securities;  (iii) set aside to cover an  obligation or commitment  of the Fund to purchase  securities or other assets at a later date;
(iv) to be invested on a strategic management basis (i-iv are herein referred to as "Uninvested Cash"); and (v) collateral that it receives from the borrowers of its  portfolio  securities  in  connection  with the Fund's  securities  lending program,  in a series of shares of UBS Supplementary  Trust (the  "Supplementary
Trust  Series").  A  Fund's  investment  of  Uninvested  Cash in  shares  of the
Supplementary  Trust  Series  will  not  exceed  25% of its  total  assets.  The
Supplementary  Trust  Series is a private  investment  pool that invests in U.S.
dollar  denominated money market  instruments  having a dollar-weighted  average maturity of 90 days or less, and operates in accordance with Rule 2a-7 under the
1940  Act.  The  Supplementary  Trust  Series is  managed  by the  Advisor  and, therefore, is an affiliate of the Funds. The Trustees of the Trust also serve as the trustees of UBS Supplementary Trust.

                                       20

     Temporary Defensive Investments. In order to protect against adverse market conditions,  both Funds may take a temporary  defensive position by investing up to 100% of their total assets in cash or cash  equivalents.  When a Fund invests for defensive purposes, it may be unable to achieve its investment objective.

     Portfolio Turnover. Portfolio turnover rates are not a factor in making buy or sell  decisions for either Fund.  The  portfolio  turnover rate for the Value
Fund is not currently expected to exceed 100%, while the portfolio turnover rate for the Large Cap Fund,  by  contrast,  may  exceed  100%.  Increased  portfolio turnover may result in higher costs for brokerage  commissions,  dealer mark-ups and other transaction  costs. It may also result in taxable gains.  Higher costs associated  with  increased  portfolio  turnover  may  offset  gains in a Fund's performance.

     Other Investments. The discussion below highlights other differences in the investment practices of the Funds.

     Derivatives.  Each  Fund is  permitted  to  invest  in  various  derivative transactions  but does not  currently  engage in  derivative  transactions  as a principal investment strategy.  Derivative securities are those securities whose values are dependent upon the performance of one or more securities,  indices or
currencies.   Each  Fund  may  engage  in  the  following  types  of  derivative transactions:  (i)  purchasing or writing put or call options on securities  and securities  indices  listed on U.S.  exchanges and traded  over-the-counter  for non-speculative  purposes;  (ii)  purchasing  exchange-listed  call  options  on particular  market segment indices to achieve  temporary  exposure to a specific industry;  and (iii) entering into futures  contracts for securities and indices to protect against adverse  fluctuations in security  prices.  In addition,  the
Value  Fund may also  engage  in other  derivative  transactions,  such as:  (i)
investing in options listed on recognized foreign exchanges;  (ii) purchasing or writing put and call options on foreign currencies to manage the Fund's exposure to changes in currency exchange rates;  (iii) entering into futures contracts on foreign  currencies;  (iv) engaging in forward  foreign  currency  contracts and non-deliverable  forward  contracts;  and (v) engaging in swaps. While the Value
Fund is permitted to invest in a wider variety of derivative  transactions  than the Large Cap Fund, it does not engage in derivative transactions as a principal investment strategy.

     Foreign Investments. Unlike the Large Cap Fund, the Value Fund is permitted to invest in the  equity  securities  of  foreign  companies.  The Value Fund is limited under its  investment  policies to investing no more than 20% of its net assets in foreign  issuers.  Although the Value Fund  maintains  flexibility  to invest in foreign  securities,  foreign investing is not a principal strategy of the Fund. The Value Fund  currently has no assets  invested in the securities of foreign issuers.

What are the risk factors associated with investments in the Funds?

     Like all investments,  investments in the Funds involve risks.  There is no assurance that either Fund will meet its investment  objective.  The achievement of a Fund's  objective  depends  upon market  conditions  generally,  and on the
Advisor's analytical and portfolio management skills. An investment in the Funds is not guaranteed; you may lose money by investing in the Funds.

                                       21

     The risks of  investing  in the Funds are  substantially  similar,  and are described below.

     Market Risk.  Each Fund is subject to the risk that the market value of the
Fund's  investments  will  fluctuate  as the stock and bond  markets  fluctuate.
Market risk may affect a single issuer,  industry or section of the economy,  or it may affect the market as a whole.

     Derivatives  Risk. The value of a Fund's investment in derivatives may rise or fall  more  rapidly  than  other  investments.  For some  derivatives,  it is possible  for a Fund to lose more than the amount it invested in the  derivative instrument.  The  use of  derivatives  may  not  succeed  for  various  reasons, including  unexpected  changes  in the value of the  derivatives  or the  assets underlying them. Also, if a Fund uses derivatives as a hedge, the hedge will not succeed  if the  changes  in the values of the  derivatives  are not  matched by opposite  changes in the values of the assets being hedged.  As discussed above, neither  Fund  engages in  derivative  transactions  as a  principal  investment strategy.

     Foreign  Investing.  Although  not a  principal  risk for the  Value  Fund, because  the Value Fund does not  currently  invest in foreign  securities  as a principal  investment,  to the extent  that the Value Fund may invest in foreign securities,  it will be subject to the risks of foreign  investing.  These risks include the risk that the value of the Fund's  investments in foreign securities may go  down  because  of  unfavorable  foreign  government  actions,  political instability or the absence of accurate information about foreign issuers.  Also, a decline in the value of foreign  currencies  relative to the U.S.  dollar will reduce the value of securities  denominated in those currencies.  Also,  foreign securities  are  sometimes  less  liquid  and  harder to sell and to value  than securities of U.S.  issuers.  The Large Cap Fund is not  authorized to invest in foreign securities, and therefore, is not subject to these risks.

                               VOTING INFORMATION

How many votes are necessary to approve the Plan?

     The presence, in person or by proxy, of the holders of record of a majority of the shares of the Large Cap Fund,  issued and  outstanding  and  entitled  to vote,  shall constitute a quorum for the transaction of business at the Meeting.
Provided  that a quorum  is  present,  the  approval  of the Plan  requires  the affirmative  vote of the lesser of (i) more than 50% of the  outstanding  voting securities of the Large Cap Fund;  or (ii) 67% or more of the voting  securities of the Large Cap Fund present at the Meeting, if the holders of more than 50% of the Fund's  outstanding  voting  securities are present or represented by proxy.
Each  shareholder  will be  entitled  to one  vote for each  full  share,  and a fractional  vote for each  fractional  share,  of the Large Cap Fund held on the
Record Date. If sufficient votes to approve the proposal are not received by the
date  of  the  Meeting,   the  Meeting  may  be  adjourned  to  permit   further
solicitations  of proxies.  The holders of a majority of shares of the Large Cap
Fund  voted at the  Meeting,  present  in  person  or by proxy  (whether  or not sufficient to constitute quorum), may adjourn the Meeting.

                                       22

     Abstentions  and  broker   non-votes  will  be  included  for  purposes  of
determining whether a quorum is present at the Meeting,  but will not be treated as votes cast and,  therefore,  will not be counted for purposes of  determining whether  the  matters  to be voted upon at the  Meeting  have been  approved  or counted for purposes of approving an adjournment.  Accordingly,  abstentions and broker non-votes will have the same effect as a vote against the approval of the
Plan.

How do I ensure my vote is accurately recorded?

     You may  attend  the  Meeting  and vote in  person.  You may  also  vote by completing  and signing the  attached  proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan  and in  accordance  with  the  views of  management  upon any unexpected  matters  that come  before  the  Meeting or any  adjournment  of the
Meeting. You may also vote your shares by telephone or via the Internet. To vote in this manner, you will need the 14-digit "control" number that appears on your proxy card.  You may vote by  telephone  by calling  ___-___-____.  If votes are recorded  by  telephone,  the Large Cap Fund or its agents  will use  procedures designed  to allow  shareholders  to  authorize  the  voting of their  shares in
accordance  with  their   instructions,   and  to  confirm  that   shareholders'
instructions  have been  properly  recorded.  To vote via the  Internet,  please access __________.

Can I revoke my proxy?

     You may  revoke  your  proxy at any time  before  it is voted by  sending a written  notice to the Trust  expressly  revoking  your  proxy,  by signing  and forwarding  to the Trust a  later-dated  proxy,  or by attending the Meeting and voting in person.

What other matters will be voted upon at the Meeting?

     The Board does not intend to bring any  matters  before the  Meeting  other than the Transaction  described in this  Prospectus/Proxy  Statement.  It is not aware of any other  matters to be brought  before the Meeting by others.  If any other matter legally comes before the Meeting,  proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

     Only  shareholders of record of the Large Cap Fund at the close of business on the Record Date will be entitled to vote at the meeting. The number of shares outstanding as of the Record Date for the Large Cap Fund and each of its classes is listed below:

                               Shares Outstanding
                               ------------------

          Large Cap Fund                   ____________

          Large Cap Fund Class A Shares    ____________
          Large Cap Fund Class B Shares    ____________
          Large Cap Fund Class C Shares    ____________
          Large Cap Fund Class Y Shares    ____________

                                       23

What other solicitations will be made?

     The Large Cap Fund will request broker-dealer firms,  custodians,  nominees and fiduciaries to forward proxy material to the beneficial owners of the shares held of record by such persons. UBS Global AM may reimburse broker-dealer firms, custodians,  nominees and fiduciaries for their reasonable  expenses incurred in connection with such proxy solicitations.  In addition to solicitations by mail, officers  and  employees  of the Trust,  the Advisor and UBS Global AM,  without additional or special  compensation,  may conduct  additional  solicitations  by telephone  and via the  Internet.  The Trust  has  engaged  __________,  a proxy solicitation  firm,  to assist in the  solicitation  of proxies for the Meeting,
which  is  expected  to  cost  approximately   $________.   The  costs  of  such
solicitations,  and any such additional  solicitations of any adjourned session, will be borne  50% by UBS  Global  AM,  25% by the Large Cap Fund and 25% by the
Value Fund.

                        INFORMATION ABOUT THE VALUE FUND

     Information  about the Value Fund is  included  in the  Funds'  Prospectus, which  accompanies  this  Prospectus/Proxy  Statement  and  is  incorporated  by reference herein.  Additional information about the Value Fund is also contained in the Funds'  Statement of Additional  Information  dated  November 5, 2001 (as revised  April 8,  2002) and as  supplemented  to the date  hereof,  and the SAI relating to this Prospectus/Proxy Statement, which are incorporated by reference herein. Additional financial information about the Value Fund is included in its
Semi-Annual  Report to  Shareholders  dated December 31, 2001. You may request a free copy of these  documents,  which have been  filed with the SEC,  by calling
1-800-647-1568 or by writing to the Trust at: 51 West 52nd Street, New York, New
York 10019-6114.

     This Prospectus/Proxy  Statement,  which constitutes part of a Registration
Statement  filed by the Trust with the SEC under the  Securities Act of 1933, as amended,  omits  certain  of  the  information  contained  in  the  Registration
Statement.  Reference is hereby made to the  Registration  Statement  and to the exhibits thereto for further  information with respect to the Value Fund and the shares it offers.  Statements  contained  herein  concerning  the  provisions of documents are necessarily  summaries of such documents,  and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

                      INFORMATION ABOUT THE LARGE CAP FUND

     Information about the Large Cap Fund is included in the Funds'  Prospectus,
Annual  Report to  Shareholders  dated June 30,  2001,  the Fund's  Statement of
Additional  Information  dated  November 5, 2001 (as revised  April 8, 2002) and supplemented  to the date hereof and the SAI  relating to this  Prospectus/Proxy
Statement,  each of  which  is  incorporated  by  reference  herein.  Additional financial  information  about  the  Large  Cap  Fund  is  also  included  in its
Semi-Annual Report to Shareholders dated December 31, 2001. You may request free copies of these  documents,  which  have been  filed  with the SEC,  by  calling
1-800-647-1568 or by writing to the Trust at: 51 West 52nd Street, New York, New
York 10019-6114.

                                       24

                           INFORMATION ABOUT EACH FUND

     The Funds file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934,  as amended and the 1940 Act.  These  materials  can be  inspected  and copied at: the public reference  facilities  maintained by the SEC at Room 1200,
450 Fifth Street N.W.,  Washington,  DC 20549. Also, copies of such material can be obtained  from the Public  Reference  Branch,  SEC, 450 Fifth  Street,  N.W.,
Washington,  DC 20549,  at prescribed  rates or from the SEC's  Internet site at
http:\\www.sec.gov.  To request  information  regarding the Funds,  you may also send an e-mail to the SEC at publicinfo@sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

     [On the Record Date,  the  officers and Trustees of the Trust,  as a group, owned less than 1% of the  outstanding  voting  shares of any class of the Large
Cap Fund.]

     To the best  knowledge  of the Large Cap Fund,  as of the Record  Date,  no
person,  except as set forth in the table below, owned of record or beneficially
5% or more of the outstanding shares of any class of the Large Cap Fund:

--------------------------------------------------------------------------------
                                             Share      Percentage  Percentage
  Class      Name and Address of Account     Amount      of Class     of Fund
  -----      ---------------------------     ------      --------     -------

--------------------------------------------------------------------------------
                                 TO BE PROVIDED

     [Please also indicate if shares are held beneficially, of record, or both.]

     On the Record Date,  the  officers  and Trustees of the Trust,  as a group, owned less than 1% of the outstanding shares of any class of the Value Fund.

     To the best  knowledge of the Value Fund, as of the Record Date, no person, except as set forth in the table below,  owned of record or  beneficially  5% or more of the outstanding voting shares of any class of the Value Fund:

--------------------------------------------------------------------------------
                                             Share      Percentage  Percentage
  Class      Name and Address of Account     Amount      of Class     of Fund
  -----      ---------------------------     ------      --------     -------

--------------------------------------------------------------------------------
                                 TO BE PROVIDED

     [Also include information regarding control persons.]

     [Please also indicate if shares are held beneficially, of record, or both.]

                                       25

                              EXHIBITS TO COMBINED

                         PROXY STATEMENT AND PROSPECTUS

Exhibit
-------

   A        Form of Plan of Reorganization for the Value Fund and Large Cap
            Fund, two series of the Trust

   B        Prospectus of the Funds

                                       26

                                                                     EXHIBIT A

                         FORM OF PLAN OF REORGANIZATION

      THIS PLAN OF REORGANIZATION  (the "Plan") is adopted by The UBS Funds, a business  trust  created  under  the laws of the State of  Delaware,  with its principal  place of business at 209 South  LaSalle Street,  Chicago,  Illinois
60604-1295  (the "Trust"),  as of this ____ day of ______,  2002, on behalf of two of the Trust's  series,  the UBS U.S. Value Equity Fund (the "Value Fund")
and the UBS U.S.  Large Cap Equity Fund (the "Large Cap Fund")  (collectively, the "Funds").

      The  reorganization  (hereinafter  referred to as the  "Reorganization")
will consist of: (i) the  acquisition by the Value Fund of  substantially  all of the  property,  assets and  goodwill,  subject to the  liabilities,  of the
Large Cap Fund, in exchange solely for shares of beneficial  interest,  $0.001 par value, of the UBS U.S. Value Equity  Fund-Class A (the "Value Fund Class A
Shares");  shares of beneficial  interest,  $0.001 par value,  of the UBS U.S.
Value  Equity  Fund-Class B  (the  "Value  Fund  Class B  Shares");  shares of
beneficial  interest,   $0.001  par  value,  of  the  UBS  U.S.  Value  Equity
Fund-Class C  (the  "Value Fund  Class C  Shares");  and shares of  beneficial interest,  $0.001 par value,  of the UBS U.S. Value Equity  Fund-Class Y  (the
"Value Fund Class Y  Shares") (the Value Fund Class A  Shares,  the Value Fund
Class B  Shares,  the Value Fund  Class C  Shares  and the Value Fund  Class Y
Shares are  collectively  referred  to as the "Value Fund  Shares");  (ii) the distribution  of: (a) the Value Fund Class A  Shares to the holders of the UBS
U.S.  Large Cap  Equity  Fund-Class A  shares  (the  "Large  Cap Fund  Class A
Shares"),  (b) the Value Fund  Class B  Shares to the  holders of the UBS U.S.
Large Cap Equity  Fund-Class B  shares (the "Large Cap Fund Class B  Shares"),
(c) the Value Fund  Class C  Shares to the  holders of the UBS U.S.  Large Cap
Equity Fund-Class C shares (the "Large Cap Fund Class C Shares"),  and (d) the
Value Fund  Class Y  Shares to the  holders  of the UBS U.S.  Large Cap Equity
Fund-Class Y  shares (the "Large Cap Fund Class Y Shares") (the Large Cap Fund
Class A Shares,  the Large Cap Fund Class B Shares, the Large Cap Fund Class C
Shares and the Large Cap Fund Class Y Shares are  collectively  referred to as the "Large Cap Fund  Shares"),  according to their  respective  interests,  in complete  liquidation  of  the  Large  Cap  Fund;  and  (iii)  the  subsequent dissolution  of the Large Cap Fund, as soon as  practicable  after the closing
(as defined in  Section 3,  hereinafter  called the  "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.    Sale and Transfer of Assets,  Liquidation  and Dissolution of the Large
      Cap Fund.

      (a)   Subject to the terms and  conditions of this Plan,  the Trust,  on behalf of the Large Cap Fund, will sell,  convey,  transfer and deliver to the
Value Fund at the Closing all of the Large Cap Fund's  then  existing  assets, subject to its  liabilities,  free and clear of all liens,  encumbrances,  and claims whatsoever (other than shareholders' rights of redemption),  except for cash,  bank deposits,  or cash  equivalent  securities in an estimated  amount necessary  to: (i) subject to  Section 9 of this Plan,  pay its  proportionate costs and expenses of carrying out this Plan  (including,  but not limited to, fees  of  counsel  and  accountants,  and  expenses  of  its  liquidation  and dissolution  contemplated  hereunder),  which  costs  and  expenses  shall  be established  on the  Large  Cap  Fund's  books  as  liability  reserves;  (ii)
discharge its unpaid  liabilities  on its books as of the close of business on
the  Valuation  Date  (as  defined  in  Section 3,   hereinafter   called  the
"Valuation  Date"),  including,  but not limited to, its income  dividends and capital  gains  distributions,  if any,  payable for the period  prior to, and through,  the close of  business  on the  Valuation  Date;  and (iii) pay such contingent  liabilities  as the  Board of  Trustees,  or its  designee,  shall reasonably  deem to exist against the Large Cap Fund, if any, at the Valuation
Date, for which contingent and other appropriate  liability  reserves shall be established  on the  Large  Cap  Fund's  books  (hereinafter  called  the "Net
Assets").  The Large Cap Fund  shall also  retain  any and all rights  that it may  have  over and  against  any  person  that  may  have  accrued  up to and including the close of business on the Valuation Date.

                                       A-1

      (b)   Subject to the terms and  conditions of this Plan,  the Trust,  on behalf of the Value  Fund,  shall,  at the  Closing,  deliver to the Large Cap
Fund:  (i)  the  number  of the  Value  Fund  Class A  Shares,  determined  by dividing  the net asset value per share of the Large Cap Fund  Class A  Shares by the net  asset  value  per  share of the Value  Fund  Class A  Shares,  and multiplying  the result  thereof by the number of  outstanding  Large Cap Fund
Class A Shares,  as of 4:00 p.m.  Eastern time on the Valuation Date; (ii) the number of the Value Fund Class B Shares,  determined by dividing the net asset value per share of the Large Cap Fund  Class B  Shares by the net asset  value per share of the  Value  Fund  Class B  Shares,  and  multiplying  the  result thereof by the number of  outstanding  Large Cap Fund  Class B  Shares,  as of
4:00 p.m.,  Eastern time, on the Valuation Date; (iii) the number of the Value
Fund Class C  Shares,  determined by dividing the net asset value per share of the Large  Cap Fund  Class C  Shares  by the net asset  value per share of the
Value Fund Class C  Shares,  and  multiplying the result thereof by the number of outstanding Large Cap Fund Class C Shares,  as of 4:00 p.m.,  Eastern time, on the Valuation  Date; and (iv) the number of the Value Fund Class Y  Shares, determined  by  dividing  the net asset  value per share of the Large Cap Fund
Class Y  Shares by the net asset  value  per share of the Value  Fund  Class Y
Shares,  and multiplying the result thereof by the number of outstanding Large
Cap Fund Class Y  Shares,  as of  4:00 p.m.,  Eastern  time,  on the Valuation
Date.  All such values  shall be  determined  in the manner and as of the time set forth in Section 2 hereof.

      (c)   As part of this Plan, the Trust, as soon as practicable  following the Closing,  shall dissolve the Large Cap Fund and distribute pro rata to the shareholders  of  record  of the  Large  Cap Fund  Shares,  as of the close of business on the Valuation  Date,  the Value Fund Shares  received by the Large
Cap Fund pursuant to this Section 1.  Such dissolution and distribution  shall be accomplished by the  establishment  of accounts on the share records of the
Value  Fund of the type and in the  amounts  due  such  shareholders  based on their  respective  holdings as of the close of business on the Valuation Date.
Fractional Value Fund Shares shall be carried to the third decimal place.

2.    Valuation.

      (a)   The value of the Large Cap Fund  Shares' Net Assets to be acquired by the Value Fund hereunder  shall be computed as of 4:00 p.m.,  Eastern time, on the Valuation Date,  using the valuation  procedures set forth in the Large
Cap  Fund's  currently  effective   prospectus  and  statement  of  additional
information.

      (b)   The net asset value of a share of  beneficial  interest of each of the UBS U.S.  Large  Cap  Equity  Fund-Class A,  UBS  U.S.  Large  Cap  Equity
Fund-Class B,  UBS U.S. Large Cap Equity  Fund-Class C  and UBS U.S. Large Cap
Equity  Fund-Class Y  shall  be  determined  to the  nearest  full  cent as of
4:00 p.m.,   Eastern  time,  on  the  Valuation  Date,   using  the  valuation
procedures set forth in the Large Cap Fund's  currently  effective  prospectus and statement of additional information.

                                       A-2

      (c)   The net asset value of a share of  beneficial  interest of the UBS
U.S. Value Equity Fund-Class A,  UBS U.S. Value Equity Fund-Class B,  UBS U.S.
Value Equity  Fund-Class C  and UBS U.S.  Value Equity  Fund-Class Y  shall be determined  to the nearest full cent as of  4:00 p.m.,  Eastern  time,  on the
Valuation Date,  using the valuation  procedures set forth in the Value Fund's currently effective prospectus and statement of additional information.

3.    Closing and Valuation Date.

      The  Valuation  Date  shall be  October 4,  2002,  or such later date as determined  by the  Trust's  officers.  The  Closing  shall  take place at the principal  office of UBS  Global  Asset  Management  (US)  Inc.,  51 West 52nd
Street, New York, New York 10019-6114,  at approximately  10:00 a.m.,  Eastern time, on the first business day following the Valuation  Date.  The Trust,  on behalf of the Large Cap Fund,  shall  have  provided  for  delivery  as of the
Closing  those  Net  Assets of the  Large  Cap Fund to be  transferred  to the account of the Value Fund at the Trust's  custodian,  J.P.  Morgan Chase Bank,
270 Park  Avenue,  New York,  New York 10017.  Also,  the Trust,  on behalf of the Large Cap Fund,  shall have  prepared and have  available at the Closing a list of names and  addresses  of the  holders  of record of the Large Cap Fund
Class A Shares,  the Large Cap Fund Class B Shares, the Large Cap Fund Class C
Shares and the Large Cap Fund Class Y  Shares,  all as of  4:00 p.m.,  Eastern
time, on the Valuation  Date,  certified by the Trust's  transfer agent to the best of its  knowledge  and  belief.  The Trust,  on behalf of the Value Fund, shall  have  prepared  satisfactory  evidence  that the  shares of  beneficial interest  of the Value Fund to be  delivered  to the  account of the Large Cap
Fund at said  transfer  agent have been  registered in an account on the books of the Value Fund in such manner as the  officers  of the Trust,  on behalf of the Large Cap Fund, shall deem appropriate.

4.    Findings of Fact by the Trust on behalf of the Value Fund.

      (a)   The Value Fund is a series of the Trust,  a business trust created under the laws of the State of  Delaware  on August 13,  1993,  and is validly existing  under the laws of that  State.  The Trust is duly  registered  under the  Investment  Company  Act of 1940,  as  amended  (the "1940  Act"),  as an open-end  management  investment  company,  such registration is in full force and  effect as of the date  hereof  and will be in full force and effect as of the  Closing,  and all of the Value  Fund  Shares of the Trust  sold were sold pursuant to an effective  registration  statement  filed under the  Securities
Act of 1933,  as  amended  (the "1933  Act"),  except  for those  shares  sold pursuant  to the  private  offering  exemption  for the purpose of raising the initial capital.

      (b)   The Trust is authorized to issue an unlimited  number of shares of beneficial  interest of the Value  Fund,  $0.001 par value,  each  outstanding share  (except  for  those  shares  sold  pursuant  to  the  private  offering exemption  for the purpose of raising  the  initial  capital) of which is duly and validly issued,  fully paid,  non-assessable,  freely transferable and has full voting  rights.  The Trust is  authorized to offer four classes of shares of the Value Fund: UBS U.S. Value Equity  Fund-Class A,  UBS U.S. Value Equity
Fund-Class B,  UBS U.S.  Value Equity  Fund-Class C  and UBS U.S. Value Equity
Fund-Class Y.  An unlimited  number of shares of beneficial  interest,  $0.001 par value, has been allocated and designated to each of the four classes.

                                       A-3

      (c)   The Trust has the  necessary  power and  authority  to conduct the
Value Fund's business as such business is now being conducted.

      (d)   The  Trust,  on  behalf of the  Value  Fund,  is not a party to or obligated  under any provision of its Agreement and  Declaration of Trust (the
"Declaration  of Trust") or By-laws  (the  "By-laws"),  or any contract or any other  commitment  or  obligation,  and is not  subject to any order or decree that would be violated by its execution of or performance under this Plan.

      (e)   The Trust has  elected  to treat  the  Value  Fund as a  regulated investment  company  ("RIC") for federal  income tax purposes  under Part I of
Subchapter M of the Internal  Revenue Code of 1986,  as amended (the  "Code"), and the Value  Fund has  qualified  as a RIC for each  taxable  year since its inception;  consummation  of the  transactions  contemplated by this Plan will not cause it to fail to be so qualified,  and the Value Fund will qualify as a
RIC as of the date of the Closing.

5.    Findings of Fact by the Trust on behalf of the Large Cap Fund.

      (a)   The Large  Cap Fund is a series of the  Trust,  a  business  trust created  under the laws of the State of  Delaware on August 13,  1993,  and is validly  existing under the laws of that state.  The Trust is duly  registered under  the  1940  Act  as an  open-end  management  investment  company,  such registration  is in full force and effect as of the date hereof and will be in full force and effect as of the Closing,  and all of the Large Cap Fund Shares
of the Trust sold were sold  pursuant to an effective  registration  statement filed  under the 1933  Act,  except  for those  shares  sold  pursuant  to the private offering exemption for the purpose of raising the initial capital.

      (b)   The Trust is authorized to issue an unlimited  number of shares of beneficial  interest of the Large Cap Fund, $0.001 par value, each outstanding share  (except  for  those  shares  sold  pursuant  to  the  private  offering exemption  for the purpose of raising  the  initial  capital) of which is duly and validly issued, fully paid, non-assessable,  freely transferable,  and has full voting  rights.  The Trust is  authorized to offer four classes of shares of the Large Cap  Fund:  UBS U.S.  Large  Cap  Equity  Fund-Class A,  UBS U.S.
Large Cap Equity Fund-Class B,  UBS U.S. Large Cap Equity Fund-Class C and UBS
U.S.  Large  Cap  Equity  Fund-Class Y.  An  unlimited  number  of  shares  of beneficial  interest,  $0.001 par value,  has been allocated and designated to each of the four classes.

      (c)   The Trust has the  necessary  power and  authority  to conduct the
Large Cap Fund's business as such business is now being conducted.

      (d)   The Trust,  on behalf of the Large Cap Fund,  is not a party to or obligated under any provision of the  Declaration of Trust or By-laws,  or any material  contract or any other  commitment or obligation,  and is not subject to any order or decree,  that would be violated by the Trust's execution of or performance under this Plan.

                                       A-4

      (e)   The  Trust  has  elected  to treat the Large Cap Fund as a RIC for federal  income tax purposes under Part I of Subchapter M of the Code, and the
Large  Cap Fund  has  qualified  as a RIC for  each  taxable  year  since  its inception,  consummation  of the  transactions  contemplated by this Plan will not cause it to fail to be so  qualified,  and the Large Cap Fund will qualify as a RIC as of the date of the Closing.

6.    Findings of Fact by the Trust on behalf of the Funds.

      (a)   The Trust will create a statement  of assets and  liabilities  for each  Fund  that  will be  prepared  as of  4:00 p.m.,  Eastern  time,  on the
Valuation  Date,  for the  purpose  of  determining  the  number of Value Fund
Shares  to be  issued  pursuant  to  Section 1  of this  Plan,  and that  will accurately  reflect its Net Assets, in the case of the Large Cap Fund, and its net  assets,  in the  case  of the  Value  Fund,  and  outstanding  shares  of beneficial  interest,  as of such date, in conformity with generally  accepted accounting principles applied on a consistent basis.

      (b)   At the Closing,  the Funds will have good and marketable  title to all of the  securities  and other assets shown on the  statement of assets and liabilities  referred to in  subparagraph  6(a)  above,  free and clear of all liens or encumbrances of any nature  whatsoever,  except such imperfections of title or  encumbrances  as do not materially  detract from the value or use of the assets subject thereto, or materially affect title thereto.

      (c)   Except as disclosed in the Trust's currently effective  prospectus relating to the Funds,  there is no material suit,  judicial action, or legal, administrative or other  proceedings or  investigations  pending or threatened against either Fund.

      (d)   There are no known actual or proposed deficiency  assessments with respect to any taxes payable by either Fund.

      (e)   The Plan and the performance of the  transactions  contemplated by this Plan have been duly and validly  authorized  by all  necessary  action of the Trust's Board of Trustees.

      (f)   The  Trust  anticipates  that  consummation  of  the  transactions contemplated  by this Plan will not cause  either  Fund to fail to  conform to the  requirements of Subchapter M of the Code for federal income taxation as a
RIC at the end of each Fund's fiscal year.

      (g)   The Trust has the  necessary  power and  authority  to conduct the business of the Funds as such business is now being conducted.

7.    Intentions of the Trust on behalf of the Funds.

      (a)   The Trust intends to operate each Fund's respective  business,  as presently conducted, between the date hereof and the Closing.

      (b)   The Trust  intends  that the Value Fund will not acquire the Large
Cap Fund  Shares  for the  purpose of making  distributions  thereof to anyone other than the Large Cap Fund's shareholders.

                                       A-5

      (c)   The  Trust,  on behalf of the  Large  Cap  Fund,  intends,  if the transactions  contemplated  by this Plan are  consummated,  to  liquidate  and dissolve the Large Cap Fund in accordance with this Plan.

      (d)   The Trust intends that, by the Closing,  all of the Funds' Federal and other tax  returns  and  reports  required by law to be filed on or before such date shall have been filed,  and all Federal and other taxes shown as due on said  returns  shall have either been paid or adequate  liability  reserves shall have been provided for the payment of such taxes.

      (e)   At the  Closing,  the  Trust,  on  behalf  of the  Large Cap Fund, intends  to  have  available  a  copy  of  the  shareholder  ledger  accounts, certified  by the  Trust's  transfer  agent to the best of its  knowledge  and belief,  for all the shareholders of record of the Large Cap Fund Shares as of
4:00 p.m.,  Eastern time, on the Valuation Date who are to become shareholders of the Value Fund as a result of the  transfer  of assets  that is the subject of the transactions contemplated by this Plan.

      (f)   The Trust  intends  to mail to each  shareholder  of record of the
Large Cap Fund  entitled to vote at the meeting of its  shareholders  at which action on this Plan is to be  considered,  in  sufficient  time to comply with requirements as to notice thereof, a combined Prospectus/Proxy  Statement that
complies  in  all  material   respects  with  the  applicable   provisions  of
Section 14(a)  of  the  Securities  Exchange  Act of  1934,  as  amended,  and
Section 20(a)  of the 1940 Act, and the rules and  regulations,  respectively, thereunder.

      (g)   The Trust  intends to file with the U.S.  Securities  and Exchange
Commission  (the "SEC") a registration  statement on Form N-14  under the 1933
Act  relating  to the Value  Fund  Shares  issuable  hereunder  ("Registration
Statement"),  and will use its best efforts to provide  that the  Registration
Statement  becomes  effective  as  promptly  as  practicable.  At the  time it becomes  effective,  the  Registration  Statement  will:  (i)  comply  in  all material  respects  with the  applicable  provisions  of the 1933 Act, and the rules and regulations promulgated thereunder;  and (ii) not contain any untrue statement  of material  fact or omit to state a material  fact  required to be stated  therein or necessary to make the  statements  therein not  misleading.
At the time the Registration  Statement becomes effective,  at the time of the meeting of the  shareholders of the Large Cap Fund, and at the Valuation Date,
the  prospectus  and  statement  of  additional  information  included  in the
Registration  Statement  will not contain any untrue  statement  of a material fact  or omit to  state a  material  fact  necessary  to make  the  statements therein,  in the light of the  circumstances  under which they were made,  not misleading.

8.    Conditions  Precedent  to be  Fulfilled  by the  Trust on behalf of the
      Funds.

      The  consummation  of  this  Plan  hereunder  shall  be  subject  to the following respective conditions:

      (a)   That:  (i) all  findings of fact  contained  herein  shall be true and correct as of the  Closing,  with the same effect as though made as of and at such date; (ii) the  performance of all  obligations  required by this Plan to be  performed  by the Trust on behalf of the Funds  shall occur at or prior to the Closing;  and (iii) the Trust shall execute a certificate signed by the
Secretary or equivalent officer to the foregoing effect.

                                       A-6

      (b)   That this  Plan  shall  have  been  adopted  and  approved  by the appropriate  action  of the Board of  Trustees  of the Trust on behalf of each
Fund.

      (c)   That the SEC  shall  not have  issued  an  unfavorable  management report under  Section 25(b)  of the 1940 Act or  instituted  or  threatened to institute  any  proceeding  seeking to enjoin  consummation  of the Plan under
Section 25(c)  of the 1940 Act.  Further,  no other legal,  administrative  or
other   proceeding  shall  have  been  instituted  or  threatened  that  would materially  affect the financial  condition of the Value Fund or the Large Cap
Fund or would prohibit the transactions contemplated hereby.

      (d)   That this  Plan  shall  have  been  adopted  and  approved  by the appropriate  action  of the  shareholders  of the  Large Cap Fund at a special meeting of  shareholders  to be held no later than  ______ __,  2002,  or such other date as the Trust's officers may determine.

      (e)   That a distribution or distributions  shall have been declared for the  Large Cap Fund,  prior to the  Valuation  Date  that,  together  with all
previous  distributions,   shall  have  the  effect  of  distributing  to  the
shareholders  of the Large Cap Fund:  (i) all of its  ordinary  income and all of its capital  gain net income,  if any, for the period from the close of its last fiscal year to 4:00 p.m.,  Eastern time, on the Valuation  Date; and (ii)
any undistributed  ordinary income and capital gain net income from any period to the  extent not  otherwise  declared  for  distribution.  Capital  gain net income has the meaning given such term by Section 1222(c) of the Code.

      (f)   That  there  shall  be  delivered  to the  Trust an  opinion  from
Messrs. Stradley,  Ronon,  Stevens & Young,  LLP, counsel to the Trust, to the effect that,  provided the acquisition  contemplated  hereby is carried out in accordance  with this Plan,  the laws of the State of Delaware  and based upon certificates of the officers of the Trust with regard to matters of fact:

            (1)   The acquisition by the Value Fund of  substantially  all the assets of the Large Cap Fund as  provided  for herein,  in exchange  for the Value Fund  Shares  followed  by the  distribution  by the Large Cap
      Fund to its  shareholders  of Value Fund Shares in complete  liquidation of the Large  Cap  Fund,  as the  assumption  by the  Value  Fund of the liabilities  of the Large Cap Fund,  will  qualify  as a  reorganization within the meaning of  Section 368(a)(1)  of the Code, and the Large Cap
      Fund and the Value  Fund  will  each be a "party to the  reorganization"
      within the meaning of Section 368(b) of the Code;

            (2)   No gain or loss  will be  recognized  by the  Large Cap Fund upon the transfer of  substantially  all of its assets to the Value Fund in  exchange  solely for voting  shares of the Value  Fund,  pursuant to
      Sections 361(a) and 357(a) of the Code;

            (3)   No gain or loss  will be  recognized  by the  Large Cap Fund upon the distribution of Value Fund Shares to its shareholders  pursuant to the  liquidation  of the  Large Cap Fund (in  pursuance  of the Plan)
      pursuant to Section 361(c)(1) of the Code;

            (4)   No gain or loss will be  recognized  by the Value  Fund upon the receipt of substantially  all of the assets of the Large Cap Fund in exchange  solely  for  voting  shares of the  Value  Fund,  pursuant  to
      Section 1032(a) of the Code;

                                       A-7

            (5)   The basis of the  assets of the Large Cap Fund  received  by the  Value  Fund  will be the same as the  basis of such  assets  to the
      Large  Cap  Fund  immediately   prior  to  the  exchange,   pursuant  to
      Section 362(b) of the Code;

            (6)   The  holding  period  of the  assets  of the  Large Cap Fund received  by the Value Fund will  include the period  during  which such assets were held by the Large Cap Fund,  pursuant to  Section 1223(2) of the Code;

            (7)   No gain or loss will be  recognized to the  shareholders  of the Large  Cap Fund  Shares  upon the  exchange  of their  shares in the
      Large Cap Fund  solely  for voting  shares of the Value Fund  (including
      fractional   shares  to  which  they  may  be  entitled),   pursuant  to
      Section 354(a) of the Code;

            (8)   The basis of the Value Fund  Shares  received by the holders of the  Large  Cap Fund  Shares  shall  be the same as the  basis of the
      Large Cap Fund Shares exchanged therefor,  pursuant to Section 358(a)(1)
      of the Code;

            (9)   The  holding  period of the Value Fund  Shares  received  by holders of the Large Cap Fund  Shares  (including  fractional  shares to which they may be  entitled)  will  include  the  holding  period of the
      Large Cap Fund Shares  surrendered in exchange  therefor,  provided that the Large Cap Fund  Shares  were held as a capital  asset on the date of the exchange, pursuant to Section 1223(1) of the Code; and

            (10)  The Value Fund will  succeed to and take into  account as of the date of the  transfer  (as defined in  Section 1.381(b)-1(b)  of the
      regulations   issued   by  the   United   States   Treasury   ("Treasury
      Regulations")),   the  items  of  the  Large  Cap  Fund   described   in
      Section 381(c)  of the Code subject to the  conditions  and  limitations specified  in  Sections  381,  382,  383  and  384 of the  Code  and the
      Treasury Regulations thereunder.

      (g)   The following findings shall be made:

            (1)   Each  Fund  is a  series  of the  Trust,  a  business  trust organized  under the laws of the State of Delaware  on August 13,  1993, and the Trust is a validly existing business trust;

            (2)   The  Trust is  authorized  to issue an  unlimited  number of shares of  beneficial  interest  of each Fund,  $0.001  par value.  Each
      Fund is further  divided into four  classes of shares,  and an unlimited number of shares of  beneficial  interest,  $0.001 par  value,  has been allocated  and  designated  to each of the four  classes.  Assuming that the  initial  shares of  beneficial  interest  of a Fund were  issued in accordance  with the 1940 Act and the  Declaration  of Trust and By-laws of the  Trust,  and that all other  outstanding  shares of the Fund were sold,  issued  and paid for in  accordance  with the terms of the Fund's prospectus  in effect at the time of such sales,  each such  outstanding share is fully paid, non-assessable, and has full voting rights;

            (3)   Each Fund is a diversified  series of the Trust, an open-end investment  company of the management  type registered as such under the
      1940 Act;

                                       A-8

            (4)   The Value Fund Shares to be issued  pursuant to the terms of this Plan have been duly  authorized  and,  when issued and delivered as provided in this Plan,  will have been validly issued and fully paid and will be non-assessable; and

            (5)   The  Registration  Statement of the Trust on  Form N-1A,  of
      which the prospectus,  dated  November 5,  2001 and as supplemented from time to time,  of the Funds is a part (the  "Prospectus"),  is, upon the effective date of this Plan,  effective  under the 1933 Act, and, to the
      best   knowledge  of  such  counsel,   no  stop  order   suspending  the
      effectiveness  of such  Registration  Statement has been issued,  and no proceedings  for such purpose have been instituted or are pending before or  threatened  by the SEC under the 1933 Act,  and  nothing has come to counsel's  attention  that  causes it to believe  that,  at the time the
      Prospectus  became  effective,  or upon the effective date of this Plan, or  at  the  Closing,  such  Prospectus,  as  supplemented  to  date  in accordance  with  Rule 497(e)  of the 1933 Act (except for the financial statements and other  financial and statistical  data included  therein, as to which  counsel need not express an opinion),  contained any untrue statement  of a  material  fact or  omitted  to  state a  material  fact required  to be  stated  therein  or  necessary  to make the  statements
      therein  not  misleading;   and  such  counsel  knows  of  no  legal  or
      government  proceedings  required to be described in the Prospectus,  or of any  contract or document of a character  required to be described in the Prospectus that is not described as required.

      (h)   That the Trust's Registration  Statement with respect to the Value
Fund  Shares  to be  delivered  to the  shareholders  of the Large Cap Fund in accordance  with this Plan  shall  have  become  effective,  and no stop order suspending the  effectiveness of the  Registration  Statement or any amendment or supplement  thereto,  shall have been issued prior to the Valuation Date or shall be in effect at Closing,  and no proceedings for the issuance of such an order shall be pending or threatened on that date.

      (i)   That the Value  Fund  Shares to be  delivered  hereunder  shall be eligible  for sale by the Trust  with each  state  commission  or agency  with which such  eligibility  is  required in order to permit the Value Fund Shares lawfully to be delivered to each holder of the Large Cap Fund Shares.

      (j)   That,  at the  Closing,  there shall be  transferred  to the Value
Fund,  aggregate  Net Assets of the Large Cap Fund  comprising at least 90% in fair market  value of the total net assets and 70% of the fair market value of the  total  gross  assets  recorded  on the books of the Large Cap Fund on the
Valuation Date.

      (k)   That  all  required  consents  of  other  parties  and  all  other
consents,   orders,  and  permits  of  federal,  state  and  local  regulatory authorities  (including  those  of the SEC and of state  blue  sky  securities authorities,  including  any  necessary  "no-action"  positions  or  exemptive orders from such federal and state authorities) to permit  consummation of the transaction  contemplated  hereby  shall  have  been  obtained,  except  where failure to obtain any such consent,  order, or permit would not involve a risk of a  material  adverse  effect on the assets or  properties  of the Large Cap
Fund or the Value Fund.

                                       A-9

      (l)   That there be  delivered  to the Value Fund on behalf of the Large
Cap Fund  information  concerning  the tax  basis of the Large Cap Fund in all
securities   transferred  to  the  Value  Fund,   together  with   shareholder
information,  including  the names,  addresses,  and  taxpayer  identification numbers  of the  shareholders  of the  Large  Cap  Fund as of the  date of the
Closing,  the  number  of  shares  held  by  each  shareholder,  the  dividend
reinvestment  elections  applicable  to  each  shareholder,   and  the  backup
withholding  and  nonresident  alien  withholding  certifications,  notices or records on file with the Large Cap Fund with respect to each shareholder.

9.    Expenses.

            The expenses of entering  into and carrying out the  provisions of this Plan  shall be borne  one-half  by the Funds and  one-half  by UBS Global
Asset  Management  (Americas)  Inc.  The  expenses  borne by the Funds will be borne one-half by each Fund.

10.   Termination; Postponement; Waiver; Order.

      (a)   Anything  contained in this Plan to the contrary  notwithstanding, this Plan may be  terminated  and the  transactions  contemplated  by the Plan abandoned  at any time  (whether  before  or  after  approval  thereof  by the shareholders  of the Large Cap Fund) prior to the Closing,  or the Closing may be  postponed  by the  Trust  by  resolution  of the  Board  of  Trustees,  if circumstances  develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

      (b)   In  the  event  of  termination  of  this  Plan  pursuant  to  the provisions  hereof, the same shall become void and have no further effect, and the  Trust,  the  Large  Cap  Fund,  the Value  Fund,  the  Trust's  trustees, officers,  or  agents or the  shareholders  of the Large Cap Fund or the Value
Fund shall not have any liability in respect of this Plan.

      (c)   At any time prior to the Closing,  any of the terms or  conditions of this Plan may be waived by the Board of  Trustees,  on behalf of either the
Large  Cap Fund or the  Value  Fund,  if,  in the  judgment  of such  Board of
Trustees,  such  action or waiver will not have a material  adverse  effect on the benefits  intended under this Plan to the shareholders of either the Large
Cap Fund or the Value Fund, on behalf of whom such action is taken.

      (d)   If any order or orders of the SEC with  respect to this Plan shall be issued prior to the Closing and shall impose any terms or  conditions  that are  determined  by  action  of the  Board  of  Trustees  of the  Trust  to be acceptable,  such terms and  conditions  shall be binding as if a part of this
Plan,  without  further vote or approval of the  shareholders of the Large Cap
Fund or the Value Fund,  unless such  further  vote is required by  applicable law or such  terms and  conditions  shall  result in a change in the method of computing  the number of the Value  Fund  Shares to be issued to the Large Cap
Fund,  in which  event,  unless  such  terms and  conditions  shall  have been included in the proxy  solicitation  material furnished to the shareholders of the  Large  Cap Fund and the  Value  Fund  prior to the  meeting  at which the transactions  contemplated  by this Plan shall have been  approved,  this Plan shall not be consummated and shall  terminate  unless the Trust shall promptly call a special  meeting of the  shareholders  of the Large Cap Fund and/or the
Value  Fund at  which  such  conditions  so  imposed  shall be  submitted  for approval.

            EFFECTIVE DATE AND DATE OF TRUSTEE ADOPTION, JUNE 3, 2002

                                       A-10

                                                                       EXHIBIT B

[The  Prospectus  of the Funds as  previously  filed  via EDGAR is  incorporated herein by reference and will be included with the mailing to shareholders.]

                          PLEASE SIGN, DATE AND RETURN
                                YOUR PROXY TODAY.

                  Please detach at perforation before mailing.

PROXY                                                                      PROXY
                       SPECIAL MEETING OF SHAREHOLDERS OF
                            UBS U.S. LARGE CAP EQUITY

                               September 25, 2002

This proxy is being  solicited  by the Board of Trustees  of The UBS Funds.  The undersigned  shareholders of UBS U.S. Large Cap Equity Fund, a series of The UBS
Funds,  hereby revoke all previous proxies for his or her shares and appoints as proxies ______________,  ______________ and _________________,  and each of them
(with the  power of  substitution)  to vote for the  undersigned  all  shares of beneficial  interest of the undersigned in the UBS U.S. Large Cap Equity Fund at the Special Meeting of  Shareholders to be held at 10:00 a.m.,  Eastern time, on
September  25,  2002 at 51 West 52nd  Street,  16th  Floor,  New York,  New York
10019-6114,  and any  adjournment  thereof  ("Meeting"),  with all the power the undersigned  would have if personally  present.  The shares  represented by this card will be voted as instructed.  UNLESS INDICATED TO THE CONTRARY,  THIS PROXY
SHALL BE DEEMED TO GRANT  AUTHORITY  TO VOTE "FOR"  PROPOSAL  1 RELATING  TO THE
REORGANIZATION  OF UBS U.S.  LARGE CAP EQUITY  FUND INTO UBS U.S.  VALUE  EQUITY
FUND, ANOTHER SERIES OF THE UBS FUNDS. IF ANY OTHER MATTERS PROPERLY COME BEFORE
THE SPECIAL  MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF
SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION.

                                          Vote via the Internet: __________
                                          Vote via the Telephone:_________
                                          Control Number:

                                          Note:  If  shares  are  held  by  an
                                          individual,  sign your name  exactly
                                          as  it  appears  on  this  card.  If
                                          shares  are  held  jointly,   either
                                          party may sign,  but the name of the
                                          party   signing    should    conform
                                          exactly  to the  name  shown on this
                                          card.   If  shares  are  held  by  a
                                          corporation,  partnership or similar
                                          account,  the name and the  capacity
                                          of the individual  signing should be
                                          indicated  unless it is reflected in
                                          the   form  of   registration.   For
                                          example:   "ABC  Corp.,   John  Doe,
                                          Treasurer."

                                          ____________________________________
                                          Signature

                                          ____________________________________
                                          Signature (if held jointly)

                                          ____________________________________
                                          Date

             PLEASE MARK YOUR VOTE ON THE REVERSE SIDE OF THIS CARD

                        PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY.

                 Please detach at perforation before mailing.

Please  date and sign the  reverse  side of this proxy and return it promptly in the  enclosed  envelope.  This  proxy  will not be voted  unless it is dated and signed exactly as instructed.

When  properly  signed,  the  proxy  will be voted as  instructed  below.  If no instruction is given for the proposal, voting will be made "For" the proposal.

The Board of Trustees recommends a vote FOR the following Proposal.

                                                 FOR       AGAINST     ABSTAIN
                                                 ---       -------     -------

     1       To    approve    a   Plan    of     |_|         |_|         |_|
             Reorganization  with respect to
             the UBS U.S.  Large Cap  Equity
             Fund  (the  "Large  Cap  Fund")
             and UBS U.S.  Value Equity Fund
             (the   "Value   Fund"),    both
             series of The UBS  Funds,  that
             provides  for  the  acquisition
             of  substantially  all  of  the
             assets,    subject    to    the
             liabilities,  of the  Large Cap
             Fund in exchange  for shares of
             the     Value     Fund,     the
             distribution  of such shares to
             the  shareholders  of the Large
             Cap  Fund,   and  the  complete
             liquidation   and   dissolution
             of the Large Cap Fund.

               PLEASE DATE AND SIGN THE REVERSE SIDE OF THIS CARD.

Part B
------
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                                  THE UBS FUNDS
                               Dated July 29, 2002

Acquisition of the Assets of
UBS U.S. LARGE CAP EQUITY FUND

By and in exchange for shares of
UBS U.S. VALUE EQUITY FUND

(each a series of The UBS Funds)

     This Statement of Additional  Information (SAI) relates specifically to the proposed  acquisition (the  "Transaction")  of substantially  all of the assets, subject to the  liabilities,  of UBS U.S.  Large Cap Equity Fund (the "Large Cap
Fund"),  a series of The UBS Funds (the "Trust"),  in exchange for shares of UBS
U.S. Value Equity Fund (the "Value Fund"), another series of the Trust.

     This SAI also includes the following  documents,  which are attached to and legally considered to be a part of this SAI:

          1.   Additional  Information Regarding the Management of the Trust and
               the Investment Advisory Agreement for the Value Fund.

          2.   Pro Forma Financial Statements reflecting the financial situation of the Value Fund following the Transaction as if the Transaction had taken place on December 31, 2001.

          3.   Statement of Additional  Information  of the Value Fund and Large
               Cap Fund,  dated  November 5, 2001 (as revised April 8, 2002) and as supplemented through the date hereof.

          4.   Semi-Annual  Report of the Value  Fund and the Large Cap Fund for
               the fiscal period ended December 31, 2001.

          5.   Annual  Report of the Large Cap Fund for the  fiscal  year  ended
               June 30, 2001.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with
the   Prospectus/Proxy   Statement,   dated  July  29,  2002,  relating  to  the
Transaction. You can request a copy of the Prospectus/Proxy Statement by calling
1-800-647-1568  or by writing to the Trust at 51 West 52nd  Street,  16th Floor,
New York, New York 10019-6114.

       Additional Information Regarding the Management of the Trust and
             the Investment Advisory Agreement for the Value Fund

                           Management of the Trust

The following  information  supplements the  information  provided in the Funds'
Statement of Additional  Information  regarding the Trustees and officers of the
Trust.  Capitalized  terms not defined herein have the meanings  assigned in the
Statement of Additional Information.

Trustees and Officers
---------------------

Listed in the tables below,  for each  Trustee,  is a brief  description  of the
Trustee's  experience  as a Trustee of the Trust and as a director or trustee of other investment companies, as well as other recent professional experience:

Independent Trustees

                                  Term of                                Portfolios
                                 Office(1)                               within the
                                    and                                 Fund Complex           Other
   Name, Age and                 Length of      Principal Occupation     Overseen by        Directorships
      Address        Position    Service        During Past 5 Years      Trustee(2)        Held by Trustee
      -------        --------   -----------     -------------------      ----------        ---------------
Walter E. Auch       Trustee    Trustee       Retired; prior thereto,    39            Trustee, Advisors Series
6001 N. 62nd Place              since 1994    Chairman and CEO of        portfolios    Trust since 1997 (16
Paradise Valley,                              Chicago Board of Options   in two        portfolios); Trustee,
AZ 85253                                      Exchange 1979-1986.        registered    Smith Barney Fund Complex
Age:  81                                      Trustee, UBS Supplementary investment    since 1992 (27
                                              Trust since 1997.          companies     portfolios); Trustee,
                                                                         advised by    Nicholas Applegate
                                                                         the Advisor   Institutional Funds since
                                                                                       1992 (19 portfolios);
                                                                                       Trustee, Banyan Strategic
                                                                                       Realty Trust since 1988;
                                                                                       Director, Express America
                                                                                       Holdings Corp. since
                                                                                       1992; and Director,
                                                                                       Semele Group Inc. since
                                                                                       1987.

Frank K. Reilly      Chairman   Trustee       Professor, University      40            Director, Discover Bank
College of           and        since 1993    of Notre Dame since        Portfolios    since 1993; Director,
Business             Trustee                  1982; Trustee, UBS         in three      Morgan Stanley Trust, FSB
Administration                                Supplementary Trust since  registered    since 1996; and Director,
University of                                 1997; and  Director,       investment    NIBCO, Inc. since 1993.
Notre Dame                                    Battery Park Funds Inc.    companies
Notre Dame, IN                                (1995-2001).               advised by
46556                                                                    the Advisor
Age:  66

Edward M. Roob       Trustee    Trustee       Retired; prior thereto,    40            Trustee, CCM Fund Complex
841 Woodbine Road               since 1995    Senior Vice President,     portfolios    since 2001 (9
Northbrook, IL                                Daiwa Securities America   in three      portfolios).
60002                                         Inc. 1986-1993; Trustee,   registered
Age:  67                                      UBS Supplementary Trust    investment
                                              since 1997; Director,      companies
                                              Brinson Trust Company      advised by
                                              since 1993; and Committee  the Advisor
                                              Member, Chicago Stock
                                              Exchange 1993-1999.

Interested Trustee

                                  Term of                                Portfolios
                                 Office(1)                               within the
                                    and                                 Fund Complex           Other
   Name, Age and                 Length of      Principal Occupation     Overseen by        Directorships
      Address        Position    Service        During Past 5 Years      Trustee(2)        Held by Trustee
      -------        --------   -----------     -------------------      ----------        ---------------
Brian M. Storms      Trustee    Trustee       Chief Operating Officer    39                     None
51 W. 52nd Street    and        and           since September 2001 and   portfolios
16th Floor           President  President     President of UBS Global    in two
New York, NY 10019              since 2001    AM since March 1999.       registered
Age:  47                                      Director, President and    investment
                                              Chief Operating Officer    companies
                                              of the Advisor since       advised by
                                              2001. President and Chief  the Advisor
                                              Operating Officer of UBS
                                              Global Asset Management
                                              (New York) Inc. since
                                              October 2001. Chief
                                              Executive Officer of UBS
                                              Global AM (2000- 2001);
                                              President, Prudential
                                              Investments (1996-1999);
                                              President, Prudential
                                              mutual annuity and
                                              managed money businesses
                                              (1996-1998); and Managing
                                              Director, Fidelity
                                              Investments (prior to
                                              1996). Trustee, UBS
                                              Supplementary Trust since
                                              2001. Mr. Storms is
                                              president of 22 other
                                              investment companies
                                              (consisting of 46
                                              portfolios) for which UBS
                                              Global AM, the Advisor,
                                              UBS PaineWebber or one of
                                              their affiliates serves
                                              as an investment advisor,
                                              sub-advisor or manager.

(1)  Each Trustee holds office for an indefinite term.
(2)  Each  Trustee  currently  serves on the Board of the Trust and the Board of
     Trustees of UBS Relationship Funds.  Messrs.  Reilly and Roob also serve on the Board of Directors of Fort Dearborn Income Securities, Inc.

The Trustees,  as of December 31, 2001,  beneficially owned the following equity securities  of the  series of the Trust  and,  on an  aggregated  basis,  equity securities in other funds overseen by the Trustees in the Family Funds:

Independent Trustees

                                                    Aggregate Dollar
                                                     Range of Equity
                                                    Securities in All
                             Dollar Range of        Funds Overseen by
                            Equity Securities       Trustee in Family
   Name of Trustee           in the UBS Funds            Funds(1)
   ---------------          ----------------        -----------------

Walter E. Auch               UBS Equity Fund       $10,001 to $50,000
                             (Class Y) - $10,001
                             to $50,000

Frank K. Reilly              UBS Global Balanced      Over $100,000
                             Fund (Class Y) -
                             over $100,000

                             UBS Small Cap
                             Growth Fund (Class
                             Y) -less than
                             $10,000

Edward M. Roob               UBS Global Balanced      Over $100,000
                             Fund (Class Y) -
                             over $100,000

Interested Trustee

                                                    Aggregate Dollar
                                                     Range of Equity
                                                    Securities in All
                             Dollar Range of        Funds Overseen by
                            Equity Securities       Trustee in Family
   Name of Trustee           in the UBS Funds            Funds(1)
   ---------------          ----------------        -----------------

Brian M. Storms                    $0                      $0

(1)  This  represents  the  aggregate  dollar  value of the shares owned by each
     Trustee in the  registered  investment  companies  in the Family  Funds for which the Trustee serves as a director or trustee. The Family Funds include funds for which the Advisor is the  investment  advisor or UBS Global AM is the principal underwriter.

Committees of the Board of Trustees

The Audit  Committee  of the Board of  Trustees  met once during the fiscal year ended June 30, 2001. Messrs.  Auch, Reilly and Roob currently serve on the Audit
Committee. Each Trustee who serves on the Audit Committee attended that meeting.
The  Audit  Committee  has the  responsibility,  among  other  things,  to:  (i)
recommend the  selection of the Trust's  independent  auditors;  (ii) review and approve the scope of the independent auditors' audit activity;  (iii) review the audited financial statements; and (iv) review with such independent auditors the adequacy of the funds'  basic  accounting  system and the  effectiveness  of the funds' internal controls.

Officers

The table below provides  additional  information  regarding the officers of the
Trust, including information about the titles they hold with the Trust and their principal occupations during the past five years.

                                        Term of
                                      Office and
                                       Length of
Name, Address and   Positions Held       Time           Principal Occupations
       Age          with the Trust      Served*        During the Past 5 Years
--------------------------------------------------------------------------------
Amy R. Doberman***  Vice              Since 2000     Managing Director and General
Age:  40            President and                    Counsel, UBS Global AM since
                    Secretary                        2000. General Counsel, Aeltus
                                                     Investment Management, Inc.
                                                     1997-2000; and previously,
                                                     Assistant Chief Counsel, Division
                                                     of Investment Management, SEC.
                                                     Vice President and Secretary of
                                                     UBS Supplementary Trust and Vice
                                                     President and Secretary of 24
                                                     other investment companies
                                                     (consisting of 85 portfolios) for
                                                     which UBS Global AM, UBS Global
                                                     Asset Management (Americas) Inc.,
                                                     UBS PaineWebber or one of their
                                                     affiliates serves as investment
                                                     advisor, sub-advisor or manager.

David M.            Vice              Since 2002     Executive Director and Deputy
Goldenberg***       President and                    General Counsel, UBS Global AM.
Age:  35            Assistant                        Director, legal affairs at Lazard
                    Secretary                        Asset Management  2000-2002;
                                                     Global Director of Compliance,
                                                     SSB Citi Asset Management Group
                                                     1998-2000; Associate General
                                                     Counsel, Smith Barney Asset
                                                     Management 1996-1998; and
                                                     previously, Branch Chief and
                                                     Senior  Counsel, Division of
                                                     Investment Management, SEC.  Vice
                                                     President and Assistant Secretary
                                                     of UBS Supplementary Trust and 24
                                                     other investment companies
                                                     (consisting of 85 portfolios) for
                                                     which UBS Global AM, UBS Global
                                                     Asset Management (Americas) Inc.,
                                                     UBS PaineWebber or one of their
                                                     affiliates serves as investment
                                                     advisor, sub-advisor or manager.

Paul H.             Treasurer and     Since 2001     Executive Director and Head of
Schubert****        Principal                        the Mutual Fund Finance
Age:  39            Accounting                       Department, UBS Global AM.
                    Officer                          Treasurer and Principal
                                                     Accounting Officer of UBS
                                                     Supplementary Trust and two
                                                     investment companies (consisting
                                                     of 39 portfolios) and Vice
                                                     President and Treasurer of 22
                                                     other investment companies
                                                     (consisting of 46 portfolios) for
                                                     which UBS Global AM, UBS Global
                                                     Asset Management (Americas) Inc.,
                                                     UBS PaineWebber or one of their
                                                     affiliates serves as investment
                                                     advisor, sub-advisor or manager.

                                        Term of
                                      Office and
                                       Length of
Name, Address and   Positions Held       Time           Principal Occupations
       Age          with the Trust      Served*        During the Past 5 Years
--------------------------------------------------------------------------------
David E. Floyd**    Assistant         Since 1998     Director, UBS Global Asset
Age:  33            Secretary                        Management (Americas) Inc. since
                                                     2000; Associate Director, UBS
                                                     Global Asset Management
                                                     (Americas) Inc. 1998-2000;
                                                     Associate, UBS Global Asset
                                                     Management (Americas) Inc.
                                                     1994-1998; Trust Officer, Brinson
                                                     Trust Company since 2000;
                                                     Assistant Trust Officer, Brinson
                                                     Trust Company 1993-2000; and
                                                     Assistant Secretary of UBS
                                                     Supplementary Trust and two
                                                     investment companies (consisting
                                                     of 39 portfolios) for which UBS
                                                     Global AM, UBS Global Asset
                                                     Management (Americas) Inc., UBS
                                                     PaineWebber or one of their
                                                     affiliates serves as investment
                                                     advisor, sub-advisor or manager.

Mark F. Kemper**    Assistant         Since 1999     Executive Director, UBS Global
Age:  44            Secretary                        Asset Management (Americas) Inc.
                                                     since 2001; Director, UBS Global
                                                     Asset Management (Americas) Inc.
                                                     1997-2001; Partner, UBS Global
                                                     Asset Management (Americas) Inc.
                                                     1993-1997; Secretary, UBS Global
                                                     Asset Management (Americas) Inc.
                                                     since 1999; Assistant Secretary,
                                                     UBS Global Asset Management
                                                     (Americas) Inc. 1993-1999;
                                                     Assistant Secretary, Brinson
                                                     Trust Company since 1993;
                                                     Secretary, UBS Global Asset
                                                     Management (New York) Inc. since
                                                     1998; Assistant Secretary,
                                                     Brinson Holdings, Inc. 1993-1998;
                                                     and Assistant Secretary of UBS
                                                     Supplementary Trust and two
                                                     investment companies (consisting
                                                     of 39 portfolios) for which UBS
                                                     Global AM, UBS Global Asset
                                                     Management (Americas) Inc., UBS
                                                     PaineWebber or one of their
                                                     affiliates serves as investment
                                                     advisor, sub-advisor or manager.

Joseph T.           Assistant         Since 2001     Director and a senior manager of
Malone****          Treasurer                        the mutual fund finance
Age:  34                                             department, UBS Global AM since
                                                     June 2001; Controller, AEA
                                                     Investors Inc. 2000-2001;
                                                     Manager, Investment Management
                                                     Services Department of
                                                     PricewaterhouseCoopers LLC
                                                     1998-2000; Vice President, Mutual
                                                     Fund Services Group, Bankers
                                                     Trust & Co. prior to 1998;
                                                     Assistant Treasurer of three
                                                     investment companies for which
                                                     UBS Global Asset Management
                                                     (Americas) Inc., UBS Global AM,
                                                     UBS PaineWebber or one of their
                                                     affiliates serves as investment
                                                     advisor, sub-advisor or manager.

*    Each officer serves for an indefinite term at the pleasure of the Board.
**   This person's business address is UBS Global Asset Management  (Americas)
     Inc., 209 South LaSalle Street, Chicago, IL 60604-1295.
***  This person's  business address is UBS Global Asset Management (US) Inc.,
     51 West 52nd Street, New York, NY 10019-6114.
**** This person's business address is UBS Global Asset Management (US) Inc.,
     Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, NJ
     07310-1998.

               Investment Advisory Agreement for the Value Fund

The following  discussion  supplements  the  information  provided in the Funds'
Statement of Additional  Information regarding the investment advisory agreement of the Value Fund:

     At the meeting of the Trust's Board of Trustees held on March 18, 2002, the
Trustees considered and approved,  for a period of one-year, the continuation of the  investment  advisory  agreement  between the Trust,  on behalf of the Value
Fund, and the Advisor. In considering the continuance of the investment advisory agreement,  the Trustees analyzed the nature, quality and scope of the Advisor's services,  the revenues received and expenses incurred (actual and projected) by the Advisor in performing the services  required  under the investment  advisory agreement and the cost allocation methods used in calculating such expenses. The
Trustees  considered the fees paid to the Advisor under the investment  advisory agreement, as well as any compensation paid to the Advisor or its affiliates for other  non-advisory  services  provided to the Value Fund. The Trustees reviewed the Value Fund's fees and expense  ratio in  comparison to the fees and expenses of comparable  funds. The Trustees also reviewed the Advisor's  profitability in managing the Value Fund; the possible economies of scale to the Advisor; and the ability of the Advisor to continue to perform the  services  contemplated  under the investment advisory agreement.

     The  Trustees  also  evaluated:  (i) the  performance  of the Value Fund in comparison to the performance of funds with a similar objective and policies and the  performance of the Fund's  benchmark  index,  (ii) the relevant  investment
advisory  personnel  at  the  Advisor,   and  the  Advisor's  in-house  research
capabilities,  as well as other resources available to the Advisor's  personnel, including  research services  available to the Advisor as a result of securities transactions  effected  for the Value Fund and the  Advisor's  other  investment advisory  clients,  and  (iii)  compliance  with  the  Value  Fund's  investment restrictions, relevant tax and reporting requirements, procedures of the Advisor with respect to possible conflicts of interest,  including the Advisor's code of ethics, trade allocation procedures for its various investment advisory clients, and best execution procedures.

     The Trustees gave  substantial  consideration to the fees payable under the investment  advisory  agreement.  In this  regard,  the Trustees  evaluated  the
Advisor's  profitability with respect to the Value Fund, including consideration of so-called "fallout  benefits" to the Advisor or its affiliates,  such as, for example, value derived from serving as investment advisor to the Value Fund, and
the  research  services   available  to  the  Advisor  by  reason  of  brokerage
commissions  from other  funds.  Based on these  considerations  and the overall high-quality  of the  personnel,  operations,  financial  condition,  investment advisory  capabilities,  methodologies,  and  performance  of the  Advisor,  the
Trustees  concluded  that  the fees to be paid  under  the  investment  advisory agreement were fair and  reasonable,  and the scope and quality of the Advisor's services  to  the  Value  Fund  were  consistent  with  the  Fund's  operational requirements  and  sufficient  to  approve  the  continuance  of the  investment advisory agreement between the Trust and the Advisor.

                        PRO FORMA FINANCIAL STATEMENTS

Pro Forma Statement of Investments                                                               December 31, 2001

                                         Shares                                           Market Value
                                -------------------------------          ----------------------------------------------

                                US Value    US Large Cap    Pro Forma      US Value    US Large Cap    Pro Forma
                                Equity      Equity          Combined       Equity      Equity          Combined^
-----------------------------------------------------------------------------------------------------------------------

U.S. Equities -- 95.25%
Autos/Durables -- 2.24%
                                                                           --------------------------------------------
Johnson Controls, Inc.            550                         550           44,412                      44,412
Lear Corp. (b)                    950                         950           36,233                      36,233
W.W. Grainger, Inc.             1,550                       1,550           74,400                      74,400
                                                                           --------------------------------------------
                                                                           155,045                     155,045
                                                                           --------------------------------------------
Banks -- 7.00%
FleetBoston Financial Corp.     2,050       1,785           3,835           74,825      65,152         139,977
GreenPoint Financial Corp.      2,350                       2,350           84,012                      84,012
PNC Financial Services Group    1,300         900           2,200           73,060      50,580         123,640
US Bancorp                                  1,950           1,950                       40,814          40,814
Wells Fargo and Co.                         2,200           2,200                       95,590          95,590
                                                                           --------------------------------------------
                                                                           231,897     252,136         484,033
                                                                           --------------------------------------------
Broadcasting & Publishing --
0.80%
                                                                           --------------------------------------------
Viacom, Inc. (b)                1,250                       1,250           55,188                      55,188
                                                                           --------------------------------------------

Business & Public Service --
1.23%
                                                                           --------------------------------------------
Omnicom Group                                 950             950                       84,883          84,883
                                                                           --------------------------------------------

Capital Goods -- 1.86%
Illinois Tool Works, Inc.       1,300                       1,300           88,036                      88,036
Pentair, Inc.                   1,100                       1,100           40,161                      40,161
                                                                           --------------------------------------------
                                                                           128,197                     128,197
                                                                           --------------------------------------------
Chemicals -- 2.11%
Advanced Micro Devices  (b)                 1,650           1,650                       26,169          26,169
Dow Chemical Co.                2,500       1,050           3,550           84,450      35,469         119,919
                                                                           --------------------------------------------
                                                                            84,450      61,638         146,088
                                                                           --------------------------------------------
Computer Software -- 2.69%
EMC Corp  (b)                               1,800           1,800                       24,192          24,192
Computer Sciences Corp. (b)     1,750                       1,750           85,715                      85,715
Microsoft Corp.  (b)                        1,150           1,150                       76,188          76,188
                                                                           --------------------------------------------
                                                                            85,715     100,380         186,095
                                                                           --------------------------------------------
Computer Systems -- 0.39%
                                                                           --------------------------------------------
Cisco Systems, Inc.  (b)                    1,500           1,500                       27,165          27,165
                                                                           --------------------------------------------

Electric Components -- 0.29%
                                                                           --------------------------------------------
Micron Technology, Inc.  (b)                  650             650                       20,150          20,150
                                                                           --------------------------------------------

Energy -- 7.18%
American Electric Power Co.,
Inc.                                          910             910                       39,612          39,612
Conoco, Inc.                    2,000                       2,000           56,600                      56,600
DTE Energy Co.                  1,100                       1,100           46,134                      46,134
Exxon Mobil Corp.               4,400       2,550           6,950          172,920     100,215         273,135
FirstEnergy Corp.                 514                         514           17,980                      17,980
Progress Energy, Inc.                       1,400           1,400                       63,042          63,042
                                                                           --------------------------------------------
                                                                           293,634     202,869         496,503
                                                                           --------------------------------------------
Financial Services -- 17.29%
American International Group,
Inc.                            1,684         742           2,426          133,710      58,915         192,625
CIGNA Corp.                       500         550           1,050           46,325      50,957          97,282
Citigroup, Inc.                 3,950       2,196           6,146          199,396     110,854         310,250
Freddie Mac                     1,400       1,550           2,950           91,560     101,370         192,930
JP Morgan Chase & Co.           2,650                       2,650           96,328                      96,328
Morgan Stanley Dean Witter &
Co.                             1,550         900           2,450           86,707      50,346         137,053
U.S. Bancorp                    2,100                       2,100           43,953                      43,953
Wells Fargo & Co.               2,850                       2,850          123,832                     123,832
                                                                           --------------------------------------------
                                                                           821,811      372,442      1,194,253
                                                                           --------------------------------------------

Food & House Products -- 2.72%
Sara Lee Corp.                  3,800       4,645           8,445           84,474     103,258         187,732
                                                                           --------------------------------------------
                                                                           84,474      103,258         187,732
                                                                           --------------------------------------------

Health: Drugs -- 7.89%
Abbott Laboratories             1,750       1,650           3,400           97,563      91,987         189,550
Allergan, Inc.                                850             850                       63,793          63,793
American Home Products Corp.    1,750       1,500           3,250          107,380      92,040         199,420
Cephalon, Inc. (b)                650                         650           49,130                      49,130
Eli Lilly and Co.                             550             550                       43,197          43,197
                                                                           --------------------------------------------
                                                                           254,073     291,017         545,090
                                                                           --------------------------------------------
Health: Non-Drugs -- 7.19%
Baxter International, Inc.      1,300       2,050           3,350           69,719     109,941         179,660
Johnson & Johnson               1,200       1,650           2,850           70,920      97,515         168,435
United Health Group, Inc.       1,050       1,050           2,100           74,308      74,309         148,617
                                                                           --------------------------------------------
                                                                           214,947     281,765         496,712
                                                                           --------------------------------------------
Leisure & Tourism -- 0.48%
Walt Disney Co.                 1,600                       1,600           33,152                      33,152

Metals-Non-Ferrous -- 3.85%
Illinois Tool Works, Inc.                   1,450           1,450                       98,194          98,194
Masco Corp.                     2,800       4,050           6,850           68,600      99,225         167,825
                                                                           --------------------------------------------
                                                                           68,600      197,419         266,019
                                                                           --------------------------------------------
Retail/Apparel -- 5.01%
Kroger Co. (b)                  4,400       4,650           9,050           91,828      97,046         188,874
Newell Rubbermaid, Inc.         2,300       2,300           4,600           63,411      63,411         126,822
Target Corp                                   750             750                       30,788          30,788
                                                                           --------------------------------------------
                                                                           155,239     191,245         346,484
                                                                           --------------------------------------------
Services/Miscellaneous --
6.77%
Computer Sciences Corp.                     2,050           2,050                      100,409         100,409
Ensco International, Inc.       1,650                       1,650           41,002                      41,002
First Data Corp.                  500         750           1,250           39,225      58,837          98,062
Household International, Inc.   1,600         850           2,450           92,704      49,249         141,953
Martin Marietta Materials,
Inc.                              800                         800           37,280                      37,280
McGraw - Hill Companies, Inc.                 800             800                       48,784          48,784
                                                                           --------------------------------------------
                                                                           210,211     257,279         467,490
                                                                           --------------------------------------------
Technology -- 3.93%
Analog Devices, Inc.  (b)                     850             850                       37,732          37,732
Compaq Computer Corp.                       2,700           2,700                       26,352          26,352
Compuware Comp.  (b)                        3,650           3,650                       43,033          43,033
Motorola, Inc.                  1,900                       1,900           28,538                      28,538
United Technologies Corp.       1,000       1,100           2,100            64,630     71,093         135,723
                                                                           --------------------------------------------
                                                                            93,168     178,210         271,378
                                                                           --------------------------------------------
Telecommunications Equipment --
0.38%
                                                                           --------------------------------------------
CommScope, Inc. (b)             1,250                       1,250           26,588                      26,588
                                                                           --------------------------------------------

Telecommunications- Services --
5.78%

AT&T Corp.                      2,150                       2,150           39,001                      39,001
AT&T Wireless Group (b)           321                         321            4,613                       4,613
Motorola, Inc.                              1,050           1,050                       15,771          15,771
Nextel Communications, Inc. (b) 3,700       6,100           9,800           40,552      66,856         107,408
SBC Communications, Inc.        2,050       1,700           3,750           80,298      66,589         146,887
Sprint Corp.                    1,900                       1,900           38,152                      38,152
Verizon Communications, Inc.    1,000                       1,000           47,460                      47,460
                                                                           --------------------------------------------
                                                                           250,076     149,216         399,292
                                                                           --------------------------------------------
Transportation -- 3.21%
Burlington Northern Santa Fe
Corp.                           2,100       3,000           5,100           59,913      85,590         145,503
FedEx Corp  (b)                               250             250                       12,970          12,970
Norfolk Southern Corp.          3,450                       3,450           63,239                      63,239
                                                                           --------------------------------------------
                                                                           123,152     98,560          221,712
                                                                           --------------------------------------------
Utilities -- 4.96%
CMS Energy Corp.                2,050                       2,050           49,262                      49,262
Entergy Corp.                                 900             900                       35,199          35,199
Exelon Corp.                      800                         800           38,304                      38,304
FPL Group, Inc.                   900       1,050           1,950           50,760      59,220         109,980
Progress Energy, Inc.           2,450                       2,450          138,326                     138,326
                                                                           --------------------------------------------
                                                                           248,649      94,419         343,068
                                                                           --------------------------------------------
Total U.S. Equities (Cost $3,628,130)  (Cost $2,891,79)                  3,618,266   2,964,051       6,582,317

Short-Term Investments
 -- 5.70%
Investment Companies
-- 4.76%
JPMorgan U.S. Government
Money Market Fund
                                                                           --------------------------------------------
                              214,179     114,810         328,989          214,179     114,810         328,989
                                                                           --------------------------------------------
                      (Cost $214,179)   (Cost $114,810)

US Government Obligations
-- 0.94%                              Face Amount
                                                                            -------------------------------------------
US Treasury Bill, due
02/07/02                                   65,000          65,000                       64,891          64,891
                                                                            -------------------------------------------
                                   (Cost $64,781)

Total Investments
                     (Cost $3,842,309) (Cost $3,071,370)                 3,832,445   3,143,752       6,976,197
Liabilities, less cash
and other assets  -- (2.01%)                                              (75,342)       9,425        (65,917)
                                                                           --------------------------------------------
Net Assets-100%                                                          3,757,103   3,153,177       6,910,280

(b) Non-income producing securities

UBS US Value Equity Fund
UBS US Large Cap Equity Fund
Proforma Statement of Assets and Liabilities
December 31, 2001 (unaudited)

                                                          UBS US Value            UBS Large Cap
                                                          Equity Fund              Equtiy Fund        Adjustment            Combined
                                                         --------------         ---------------    ---------------    --------------
Assets
Investments in securities, at value
  (cost - $3,842,309, $3,071,370
  and $ 6,913,679, respectively)                           $ 3,832,445              $ 3,143,752              $ -         $ 6,976,197
Cash                                                                 -                    1,739                -               1,739
Receivable for investments sold                                      -                   15,956                -              15,956
Due from Advisor                                                22,165                   13,221                -              35,386
Dividends and interest receivable                                4,831                    9,325                -              14,156
Other assets                                                    20,099                        -                -              20,099
                                                         -------------           --------------                         ------------

Total assets                                                 3,879,540                3,183,993                            7,063,533
                                                         -------------           --------------                         ------------

Liabilities
Payable for investments purchased                               82,902                   22,567                -             105,469
Investment Advisory Fees                                         1,917                        -                -               1,917
Accrued expenses and other liabilities                          37,618                    8,249                -              45,867
                                                         -------------           --------------                         ------------

Total liabilities                                              122,437                   30,816                -             153,253
                                                         -------------           --------------                         ------------

Net assets                                                   3,757,103                3,153,177                -           6,910,280

Common Stock/Beneficial interest
  shares of $0.001 par value outstanding                     3,759,320                9,311,525                -          13,070,845
Accumulated undistributed  net
  investment income                                             17,421                   29,173                -              46,594
Accumulated net realized losses from
  investment transactions                                      (9,774)              (6,259,903)                -         (6,269,677)
Net unrealized appreciation (depreciation)
  of investments                                               (9,864)                   72,382                -              62,518
                                                         -------------           --------------
                                                         -------------           --------------                         ------------
Net assets applicable to shares outstanding                $ 3,757,103              $ 3,153,177                -         $ 6,910,280
                                                         =============           ==============                         ============

  Class A:
Net assets                                                   $ 561,517                $ 280,293                            $ 841,810
                                                            ----------               ----------                            ---------
Shares outstanding                                              56,300                   34,817      (6,714) (a)            $ 84,403
                                                               -------                   ------                             --------
Net asset value and offering price per share                    $ 9.97                   $ 8.05                               $ 9.97
                                                               =======                  =======                               ======

  Class B:
Net assets                                                   $ 177,431                $ 143,218                            $ 320,649
                                                            ----------               ----------                            ---------
Shares outstanding                                              17,819                   17,799      (3,416) (a)            $ 32,202
                                                               -------                  -------                             --------
Net asset value and offering price per share                    $ 9.96                   $ 8.05                               $ 9.96
                                                               =======                  =======                               ======

  Class C:
Net assets                                                    $ 25,725                      $ -                             $ 25,725
                                                             ---------                     ----                             --------
Shares outstanding                                               2,580                        -                              $ 2,580
                                                                ------                       --                              -------
Net asset value and offering price per share                    $ 9.97                      $ -                               $ 9.97
                                                               =======                                                        ------

  Class Y:
Net assets                                                 $ 2,992,430              $ 2,729,666                          $ 5,722,096
                                                         -------------             ------------                          -----------
Shares outstanding                                             300,001                  341,273     (67,615) (a)           $ 573,659
                                                              --------                 --------                            ---------
Net asset and redemption value per share                        $ 9.97                   $ 8.00                               $ 9.97
                                                               =======                  =======                               ======

(a)  Acquisition by UBS US Value Equity Fund of UBS US Large Cap Equity Fund and
     issuance of UBS US Value  Equity  Fund  shares in  exchange  for all of the outstanding shares of UBS US Large Cap Equity Fund.

             See accompanying notes to proforma financial statements

UBS US Value Equity Fund
UBS Large Cap Equity Fund
Proforma Statement of Operations
December 31, 2001 (unaudited)
                                                             UBS                UBS
                                                       US Value Equity      US Large Cap
                                                            Fund             Equity Fund           Adjustments          Combined
                                                       ---------------      ------------       ---------------       -----------

Investment income:
  Interest                                                       $ 369          $ 18,818                   $ -          $ 19,187
  Dividend                                                      29,479            92,687                     -           122,166
                                                       ---------------      ------------       ---------------       -----------
                                                                29,848           111,505                     -           141,353
                                                       ---------------      ------------       ---------------       -----------

Expenses:
  Investment advisory and administration                        10,352            44,179                                  54,531
  Shareholder distribution and servicing fees                      120             7,448                                   7,568
  Transfer agency and service                                    1,397             1,420                                   2,817
  Directors' fees                                                1,650             2,588                                   4,238
  Legal and audit                                                9,735            39,007       (9,075)     (b)            39,667
  Reports and notices to shareholders                              825             7,319       (2,000)     (b)             6,144
  Federal and state registration fees                           16,880            28,790       (5,000)     (b)            40,670
  Custody and accounting                                            37               665                                     702
  Other expenses                                                 2,000            10,365                                  12,365
                                                       ---------------      ------------       ---------------       -----------
                                                                42,996           141,781      (16,075)     (b)           168,702
   Less: fee waivers and reimbursements from
        investment adviser                                    (30,569)          (79,950)         8,033                 (102,486)
                                                       ---------------      ------------       ---------------       -----------
  Net expenses                                                  12,427            61,831       (8,042)     (c)            66,216
                                                       ---------------      ------------       ---------------       -----------
  Net investment income                                         17,421            49,674                                  75,137
                                                       ---------------      ------------       ---------------       -----------

Realized and unrealized gains (losses) from
investment transactions:
  Net realized gains (losses) from investment
  transactions                                                 (9,774)           105,864                     -             96,090
  Net change in unrealized appreciation
  (depreciation) of investments                                (9,864)         (405,379)                     -          (415,243)
Net realized and unrealized gains (losses)
from investment activities                                    (19,638)         (299,515)                     -          (319,153)
Net increase (decrease) in net assets
resulting from operations                                    $ (2,217)       $  249,841)                  $  -       $  (244,016)
                                                             =========       ===========             =========       ============

--------------------------

(b)  Certain pro forma basis expenses  reflect actual  expenses  incurred by the individual  Funds,  adjusted to reflect estimated cost savings arising from the merger.

(c)  Deferred and absorbed  expenses by the Manager were adjusted to reflect the
     Advisor's  commitment to  voluntarily  absorb fees in excess of .85% of the average net assets for the UBS Value Equity Fund.

             See accompanying notes to proforma financial statements

NOTES TO PRO FORMA FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Basis of Combination:

     At a meeting of the Board of Trustees of The UBS Funds (the  "Trust")  held on June 3,  2002,  the  Board  of  Trustees  approved  a Plan of  Reorganization pursuant to which, subject to approval by the shareholders of UBS U.S. Large Cap
Equity Fund ("Large Cap Fund"),  the Large Cap Fund will transfer  substantially all of its assets, subject to its liabilities, to the UBS U.S. Value Equity Fund
(the  "Fund"),  in exchange for a number of shares of the Fund equal in value to the net assets of Large Cap Fund (the "Exchange").  Shares of the Fund then will be distributed to Large Cap Fund shareholders on a pro rata basis in liquidation of Large Cap Fund.

     The  Exchange  will be  accounted  for as a tax-free  merger of  investment companies.  The unaudited pro forma  statement of  investments  and statement of assets and liabilities  reflect the financial position of the Fund and Large Cap
Fund at December 31,  2001.  The  unaudited  pro forma  statement of  operations reflects the results of  operations  of the Fund for the period June 29, 2001 to
December 31, 2001,  and Large Cap Fund for the twelve months ended  December 31,
2001.  These  statements have been derived from the Funds'  respective books and records  utilized in  calculating  daily net asset value at the dates  indicated
above under generally  accepted  accounting  principles.  The historical cost of investment securities will be carried forward to the surviving entity (the Fund)
and results of  operations of the Fund for  pre-combination  periods will not be restated. The fiscal year ends for both Funds is June 30.

     The pro  forma  statements  of  investments,  assets  and  liabilities  and
operations  should  be  read  in  conjunction  with  the  historical   financial
statements of the Funds included or  incorporated by reference in the respective
Statements  of  Additional   Information.   The  pro  forma  combined  financial
statements  are  presented  for  information  only  and may not  necessarily  be representative of what the actual combined financial  statements would have been had the reorganization occurred at December 31, 2001.

NOTE 2--Portfolio Valuation:

     Securities for which market  quotations are readily available are valued at the last  available  sales  price on the  exchange  or market on which  they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally  traded. U.S. equity securities  traded  over-the-counter  are  valued at the most  recent bid price.
Investments in affiliated  investment  companies are valued at the daily closing net asset value of the respective fund.  Securities for which market  quotations are not readily available,  including restricted securities which are subject to limitations  on their sale, are valued at fair value as determined in good faith by or  under  the  direction  of  the  Trust's  Board  of  Trustees.  Short-term obligations  with a maturity  of 60 days or less are valued at  amortized  cost, which approximates market value.

NOTE 3--Shares of Beneficial Interest:

     The pro forma net asset value per share assumes 316,144  additional  shares of beneficial  interest of the Fund were issued in connection  with the proposed acquisition  by the Large Cap Fund as of December 31, 2001. The pro forma number of shares that would be issuable  was  calculated  by dividing the net assets of
Large Cap Fund at  December  31, 2001 by the net asset value per share per class of the Fund at December  31,  2001.  The pro forma  combined  number of Class A,
Class  B  and  Class  Y  shares  outstanding  of  84,403,  32,202  and  573,659, respectively,  consists  of 28,103,  14,383 and  273,658  shares,  respectively, issuable  to Large Cap Fund as a result of the  merger  and  56,300,  17,819 and
300,001 shares, respectively of the Fund outstanding at December 31, 2001.

NOTE 4--Pro Forma Operating Expenses:

     The  accompanying  pro forma financial  statements  reflect changes in fund expenses as if the merger had taken place on December 31,  2001.  Although it is anticipated that there will be an elimination of certain duplicative expenses as a  result  of the  Exchange,  the  actual  amount  of such  expenses  cannot  be determined because it is not possible to predict the cost of future operations.

NOTE 5--Merger Costs:

     Merger costs are estimated at approximately $40,000 and are not included in the pro forma statement of operations since these costs are not recurring. These costs  represent  the  estimated  expenses  of  the  Funds  carrying  out  their obligations  under the  Exchange and consist of  management's  estimate of legal fees,  accounting  fees,  printing  costs and  mailing  charges  related  to the
Exchange.

NOTE 6--Federal Income Taxes:

     Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code.  After the Exchange,  the Fund intends to continue to qualify as a regulated  investment company, if such qualification is in the best interests of its  shareholders,  by complying with the  provisions  available to certain investment companies,  as defined in applicable sections of the Internal
Revenue Code, and to make  distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

     The identified cost of investments for the Funds is substantially  the same for both financial  accounting and Federal income tax purposes.  The tax cost of investments will remain unchanged for the combined entity.

                               [To be Inserted]

[The  Statement of Additional  Information  of the Value Fund and Large Cap Fund
dated November 5, 2001 (as revised April 8, 2002) as previously  filed via EDGAR is  incorporated  herein by reference and will be mailed to any  shareholder who requests this SAI.]

                              [To be Inserted]

[The Semi-Annual  Report of the Value Fund and the Large Cap Fund for the fiscal period ended  December 31, 2001 as  previously  filed via EDGAR is  incorporated herein by reference  and will be mailed to any  shareholder  who  requests  this
SAI.]

                               [To be Inserted]

[The Annual Report of the Large Cap Fund for the fiscal year ended June 30, 2001 as previously  filed via EDGAR is  incorporated  herein by reference and will be mailed to any shareholder who requests this SAI.]

                                     Part C

                                OTHER INFORMATION

Item 15.    Indemnification
            ---------------

     Indemnification  of the  Registrant's  Trustees is provided  for in Article
     VII, Sections 2 through 4 of the Registrant's  Agreement and Declaration of
     Trust dated August 9, 1993, as amended through May 21, 2001, as follows:

     Section 2. Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any  officer,  agent,  employee,  Manager or Principal  Underwriter  of the
     Trust,  nor shall any Trustee be responsible for the act or omission of any other Trustee,  and, subject to the provisions of the Bylaws, the Trust out of its assets may  indemnify  and hold  harmless each and every Trustee and officer of the Trust from and against any and all claims,  demands,  costs, losses,  expenses, and damages whatsoever arising out of or related to such
     Trustee's  performance  of his or her duties as a Trustee or officer of the
     Trust;  provided  that  nothing  herein  contained  shall  indemnify,  hold harmless or protect any Trustee or officer from or against any liability to the Trust or any  Shareholder to which he or she would otherwise be subject by reason of wilful  misfeasance,  bad faith,  gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note,  bond,  contract,  instrument,  certificate or undertaking  and every  other  act or thing  whatsoever  issued,  executed  or done by or on behalf of the Trust or the Trustees or any of them in  connection  with the
     Trust shall be  conclusively  deemed to have been issued,  executed or done only in or with  respect to their or his or her  capacity  as  Trustees  or
     Trustee,  and such  Trustees  or  Trustee  shall not be  personally  liable thereon.

     Section 3. Trustee's Good Faith Action,  Expert Advice,  No Bond or Surety.
     The  exercise by the Trustees of their  powers  hereunder  shall be binding upon everyone  interested in or dealing with the Trust.  A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own wilful misfeasance,  bad faith,  gross  negligence  or reckless  disregard  of the duties  involved  in the  conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take  advice of counsel or other  experts  with  respect to the meaning and operation of this  Declaration of Trust and shall be under no liability for any act or  omission  in  accordance  with such  advice nor for  failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

     Section 4.  Insurance.  The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses,  reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim,  action, suit or proceeding  in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust,  whether or not the Trust would have the power to  indemnify  him or her against such  liability  under the provisions of this Article.

                                       1

     Indemnification  of  Registrant's  custodian,  transfer  agent,  accounting services  provider,  administrator  and distributor  against certain stated
     liabilities is provided until May 9, 1997 under the following documents:

     (a)  Section 12 of Accounting  Services  Agreement,  between the Registrant and  Fund/Plan  Services,  Inc.,  incorporated  herein by reference to
          Post-Effective Amendment No. 16 to Registrant's Registration Statement
          on Form N-1A (File Nos. 33-47287 and 811-6637),  Exhibit 9(c) as filed electronically on February 15, 1996.

     (b)  Section 8 of  Administration  Agreement  between  the  Registrant  and
          Fund/Plan  Services,   Inc.,   incorporated  herein  by  reference  to
          Post-Effective Amendment No. 16 to Registrant's Registration Statement
          on Form N-1A (File Nos. 33-47287 and 811-6637),  Exhibit 9(b) as filed electronically on February 15, 1996.

     (c)  Section 14 of Custodian  Agreement  between the Registrant and Bankers
          Trust  Company,  incorporated  herein by reference  to  Post-Effective
          Amendment No. 13 to Registrant's  Registration  Statement on Form N-1A
          (File Nos. 33-47287 and 811-6637), Exhibit Nos. 8(a) and 8(b) as filed electronically on September 20, 1995.

     (d)  Section 19 of Shareholder  Services  Agreement between  Registrant and
          Fund/Plan  Services,   Inc.,   incorporated  herein  by  reference  to
          Post-Effective Amendment No. 16 to Registrant's Registration Statement
          on Form N-1A (File Nos. 33-47287 and 811-6637),  Exhibit 9(a) as filed electronically on February 15, 1996.

     (e)  Section  8  of  the  Underwriting  Agreement  between  Registrant  and
          Fund/Plan Broker Services,  Inc. are incorporated  herein by reference to  Post-Effective  Amendment  No.  16  to  Registrant's  Registration
          Statement on Form N-1A (File Nos. 33-47287 and 811-6637),  Exhibit No.
          (6) as filed electronically on February 15, 1996.

     Effective May 10, 1997, indemnification of Registrant's custodian, transfer agent, accounting services provider,  administrator and distributor against certain stated liabilities is provided for in the following documents:

     (a)  Sections I.8(a),  I.8(c)(iii),  I.10, II.A.2,  II.B.5, II.C.6, III.1.,
          III.2.(b) through  III.2.(e),  III.4.(e) and III.9.(b) of the Multiple
          Services  Agreement dated May 9, 1997, as amended through December 10,
          1998, between Morgan Stanley Trust Company,  as succeeded by The Chase
          Manhattan  Bank,  and the  Registrant  on behalf of each series of the
          Registrant is  incorporated by reference to  Post-Effective  Amendment
          No. 25 to  Registrant's  Registration  Statement  (Nos.  33-47287  and
          811-6637) as filed electronically on March 1, 1999.

                                       2

     Effective February 24, 1997,  indemnification  of Registrant's  distributor against  certain  stated  liabilities  is  provided  for in  the  following document:

     (b)  Section 1.10 of the Distribution  Agreement between Funds Distributor,
          Inc.  and the  Registrant  on behalf of each series of the  Registrant dated  February  24, 1997,  as amended  through  August 24,  1998,  is incorporated herein by reference to Post-Effective Amendment No. 25 to
          Registrant's  Registration  Statement (Nos.  33-47287 and 811-6637) as
          filed electronically on March 1, 1999.

Item 16.    Exhibits
            --------

     1.   Charter Documents.

          A.   Certificate of Trust of the  Registrant  dated August 9, 1993, as filed with the Office of the  Secretary  of State of the State of
               Delaware on August 13, 1993, is incorporated  herein by reference to Post-Effective  Amendment No. 21 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically  with the U.S.  Securities and Exchange Commission
               ("SEC") on September 15, 1998.

          B.   (1)  Agreement and Declaration of Trust (the "Declaration") dated
                    August 19, 1993,  as amended  through May 21,  2001,  of the
                    Registrant   is   incorporated   herein  by   reference   to
                    Post-Effective Amendment No. 21 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

               (2)  Amendment  No. 1 to the  Declaration,  dated May 21, 2001 is incorporated herein by reference to Post-Effective Amendment
                    No. 34 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

               (3)  Certificates  of the  Secretary/Assistant  Secretary  of the
                    Registrant re: applicable resolutions pertaining to:

                    (a)  Meeting held August 9, 1993  designating  initial eight
                         (8)  Series of shares  (from  The UBS  Funds,  Inc.) is
                         incorporated  herein  by  reference  to  Post-Effective
                         Amendment No. 21 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on September 15, 1998.

                                       3

                    (b)  Meeting held November 8, 1993  creating  Class B Shares and redesignating Class A Shares is incorporated herein
                         by  reference  to  Post-Effective  Amendment  No. 21 to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on September 15, 1998.

                    (c)  Meeting  held  February  21, 1995 adding  Class A and B shares to the Brinson Short-Term Global Income Fund and
                         Brinson U.S.  Cash  Management  Fund and adding Class C
                         shares  for  all  Series  is  incorporated   herein  by
                         reference  to   Post-Effective   Amendment  No.  21  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on September 15, 1998.

                    (d)  Meeting held May 22, 1995 redesignating  Class A shares to Brinson  Class shares and Class C shares to SwissKey
                         Class  shares is  incorporated  herein by  reference to
                         Post-Effective   Amendment   No.  21  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637)  as  filed  electronically  with  the  SEC on
                         September 15, 1998.

                    (e)  Unanimous  written consent of Trustees executed on July
                         27, 1995  changing the names of Series,  as follows and
                         redesignating  the Brinson Class and SwissKey  Class is
                         incorporated  herein  by  reference  to  Post-Effective
                         Amendment No. 21 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on September 15, 1998:

                         (i)  Redesignation  of the  Brinson  Global Fund to the
                              Global Fund;

                         (ii) Redesignation  of the Brinson  Global Bond Fund to
                              the Global Bond Fund;

                         (iii)Redesignation of the Brinson Non-U.S.  Equity Fund
                              to the Non-U.S. Equity Fund;

                         (iv) Redesignation of the Brinson Global Equity Fund to
                              the Global Equity Fund;

                         (v)  Redesignation  of the Brinson U.S.  Equity Fund to
                              the U.S. Equity Fund;

                                       4

                         (vi) Redesignation of the Brinson U.S. Balanced Fund to
                              the U.S. Balanced Fund;

                         (vii)Redesignation  of the  Brinson  U.S.  Bond Fund to
                              the U.S. Bond Fund.

                    (f)  Meeting  held  November  20, 1995  eliminating  Brinson
                         Short-Term Global Income Fund is incorporated herein by
                         reference  to   Post-Effective   Amendment  No.  21  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on September 15, 1998.

                    (g)  Meeting  held August 26,  1996  eliminating  U.S.  Cash
                         Management Fund and Non-U.S.  Bond Fund is incorporated
                         herein by reference to Post-Effective  Amendment No. 21
                         to  Registrant's  Registration  Statement  on Form N-1A
                         (Nos.  33-47287 and  811-6637) as filed  electronically
                         with the SEC on September 15, 1998.

                    (h)  Meeting  held May 19, 1997  redesignating  Brinson Fund
                         Class as Brinson Fund-- Class I and adding Brinson Fund
                         --  Class N is  incorporated  herein  by  reference  to
                         Post-Effective   Amendment   No.  21  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637)  as  filed  electronically  with  the  SEC on
                         September 15, 1998.

                    (i)  Meeting  held  November  24,  1997  adding  U.S.  Large
                         Capitalization  Equity Fund and adding  Brinson Fund --
                         Class I Shares, SwissKey Fund Class and Brinson Fund --
                         Class N Shares to such Series is incorporated herein by
                         reference  to   Post-Effective   Amendment  No.  21  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on September 15, 1998.

                    (j)  Meeting held August 24, 1998 approving redesignation of the SwissKey Class to the UBS Investment Funds Class is
                         incorporated  herein  by  reference  to  Post-Effective
                         Amendment No. 27 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on May 3, 1999.

                                       5

                    (k)  Meeting held August 24, 1998 approving redesignation of the Non-U.S. Equity Fund to the Global (ex-U.S.) Equity
                         Fund   is   incorporated   herein   by   reference   to
                         Post-Effective   Amendment   No.  27  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         3, 1999.

                    (l)  Meeting   held   August  24,  1998   establishing   and
                         designating the U.S. Large Capitalization  Growth Fund,
                         U.S. Small  Capitalization  Fund, High Yield Bond Fund,
                         Emerging  Markets Equity Fund and Emerging Markets Debt
                         Fund and  adding  Brinson  Fund - Class I  Shares,  UBS
                         Investment  Funds  class of shares and  Brinson  Fund -
                         Class N Shares to such Series is incorporated herein by
                         reference  to   Post-Effective   Amendment  No.  27  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on May 3, 1999.

                    (m)  Meeting held November 23, 1998  redesignating  the High
                         Yield Bond Fund to the High  Yield Fund and U.S.  Small
                         Capitalization  Fund as the U.S.  Small  Capitalization
                         Growth  Fund is  incorporated  herein by  reference  to
                         Post-Effective   Amendment   No.  27  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         3, 1999.

                    (n)  Meeting  held  February  28,  2000   establishing   and
                         designating the Global  Technology Fund, Global Biotech
                         Fund,  U.S.  Small Cap Equity Fund,  U.S.  Value Equity
                         Fund and  U.S.  Real  Estate  Equity  Fund  and  adding
                         Brinson  Fund--Class  I Shares,  UBS  Investment  Funds
                         class of shares  and  Brinson  Fund--Class  N Shares to
                         such  Series is  incorporated  herein by  reference  to
                         Post-Effective   Amendment   No.  30  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         2, 2000.

                    (o)  Meeting held February 28, 2000  redesignating  the U.S.
                         Large   Capitalization    Equity   Fund,   U.S.   Large
                         Capitalization  Growth  and U.S.  Small  Capitalization
                         Growth  Fund as the U.S.  Large Cap Equity  Fund,  U.S.
                         Large Cap Growth Fund and U.S.  Small Cap Growth  Fund,
                         respectively,  is  incorporated  herein by reference to
                         Post-Effective   Amendment   No.  30  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically  with the SEC on May
                         2, 2000.

                                       6

                    (p)  Meeting held August 21, 2000  redesignating  the Global
                         (Ex-U.S.) Equity Fund as the International  Equity Fund
                         is incorporated  herein by reference to  Post-Effective
                         Amendment No. 33 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on December 7, 2000.

                    (q)  Meeting held May 21, 2001 redesignating the Global Fund as the Global Balanced Fund is  incorporated  herein by
                         reference  to   Post-Effective   Amendment  No.  34  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on July 31, 2001.

                    (r)  Meeting held May 21, 2001 creating  Brinson Fund- Class
                         A  Shares,  Brinson  Fund-Class  B Shares  and  Brinson
                         Fund-Class  C Shares  of each  Series  is  incorporated
                         herein by reference to Post-Effective  Amendment No. 34
                         to  Registrant's  Registration  Statement  on Form N-1A
                         (Nos.  33-47287 and  811-6637) as filed  electronically
                         with the SEC on July 31, 2001.

                    (s)  Meeting  held May 21,  2001  redesignating  the Brinson
                         Fund-Class I Shares as the Brinson  Fund-Class Y Shares
                         of each Series is  incorporated  herein by reference to
                         Post-Effective   Amendment   No.  34  to   Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed  electronically with the SEC on July
                         31, 2001.

                    (t)  Meeting held May 21, 2001 abolishing the UBS Investment
                         Funds  Class of Shares of each  Series is  incorporated
                         herein by reference to Post-Effective  Amendment No. 34
                         to  Registrant's  Registration  Statement  on Form N-1A
                         (Nos.  33-47287 and  811-6637) as filed  electronically
                         with the SEC on July 31, 2001.

                                       7

     2.   By-Laws.

          By-Laws of The UBS Funds dated August 9, 1993, are incorporated herein by  reference  to  Post-Effective  Amendment  No.  17 to  Registrant's
          Registration Statement on Form N-1A (File Nos. 33-47287 and 811-6637),
          as filed electronically with the SEC on August 29, 1996.

     3.   Voting Trust Agreement.

          Not applicable.

     4.   Agreement of Acquisition, Reorganization, Merger and Liquidation.

          Form of  Agreement  and Plan of  Reorganization  is filed  herewith as
          Exhibit A to the Combined Prospectus/Proxy Statement.

     5.   Instruments Defining the Rights of Security Holders.

          A.   Form  of  Specimen   Share   Certificate  of  The  UBS  Funds  is
               incorporated herein by reference to Post-Effective  Amendment No.
               21 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               September 15, 1998.

               The rights of  security  holders of the  Registrant  are  further defined in the following sections of the Registrant's By-Laws and
               Declaration  and are herein  incorporated  by  reference  to such documents as applicable:

                    (1)  By-Laws.
                         Article II - "Voting", Section 7 and Section 10.

                    (2)  Declaration.
                         Article III - "Shares", Section 1, Section 2 and
                         Section 6.

     6.   Investment Advisory Contracts.

          A.   Investment  Advisory  Agreement  dated  April  25,  1995  between
               Brinson Partners, Inc. ("Brinson Partners") and the Registrant on
               behalf of the Global Fund (f/k/a Brinson Global Fund) series, and
               Secretary's  Certificate  relating thereto is incorporated herein by reference to  Post-Effective  Amendment No. 21 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 15, 1998.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    redesignating the Global Fund as the Global Balanced Fund is incorporated herein by reference to Post-Effective Amendment
                    No. 34 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

                                       8

          B.   Investment  Advisory  Agreement  dated  April  25,  1995  between
               Brinson  Partners and the Registrant on behalf of the Global Bond
               Fund (f/k/a  Brinson  Global Bond Fund) series,  and  Secretary's
               Certificate  relating thereto is incorporated herein by reference to Post-Effective  Amendment No. 21 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on September 15, 1998.

          C.   Investment  Advisory  Agreement  dated  April  25,  1995  between
               Brinson  Partners  and the  Registrant  on behalf  of the  Global
               (Ex-U.S.)  Equity Fund (f/k/a Non-U.S.  Equity Fund) series,  and
               Secretary's  Certificate  relating thereto is incorporated herein by reference to  Post-Effective  Amendment No. 21 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 15, 1998.

               (1)  Certificate of the Secretary and  resolutions  redesignating the Global (Ex-U.S.) Equity Fund as the International Equity
                    Fund is incorporated  herein by reference to  Post-Effective
                    Amendment No. 33 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on December 7, 2000.

          D.   Investment  Advisory  Agreement  dated  April  25,  1995  between
               Brinson  Partners  and the  Registrant  on behalf  of the  Global
               Equity  Fund (f/k/a  Brinson  Global  Equity  Fund)  series,  and
               Secretary's  Certificate  relating thereto is incorporated herein by reference to  Post-Effective  Amendment No. 21 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 15, 1998.

          E.   Investment  Advisory  Agreement  dated  April  25,  1995  between
               Brinson  Partners and the Registrant on behalf of the U.S. Equity
               Fund (f/k/a  Brinson U.S.  Equity Fund) series,  and  Secretary's
               Certificate  relating thereto is incorporated herein by reference to Post-Effective  Amendment No. 21 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on September 15, 1998.

          F.   Investment  Advisory  Agreement  dated  April  25,  1995  between
               Brinson  Partners  and  the  Registrant  on  behalf  of the  U.S.
               Balanced Fund (f/k/a  Brinson U.S.  Balanced  Fund)  series,  and
               Secretary's  Certificate  relating thereto is incorporated herein by reference to  Post-Effective  Amendment No. 21 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 15, 1998.

                                       9

          G.   Investment  Advisory  Agreement  dated  April  25,  1995  between
               Brinson  Partners and the  Registrant  on behalf of the U.S. Bond
               Fund (f/k/a  Brinson  U.S.  Bond Fund)  series,  and  Secretary's
               Certificate  relating thereto is incorporated herein by reference to Post-Effective  Amendment No. 21 to Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on September 15, 1998.

          H.   Investment  Advisory  Agreement  dated  November 24, 1997 between
               Brinson  Partners and the  Registrant on behalf of the U.S. Large
               Capitalization  Equity  Fund  series  is  incorporated  herein by reference  to  Post-Effective  Amendment  No. 21 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on September 15, 1998.

               (1)  Certificate of the Secretary and  resolutions  redesignating the U.S. Large Capitalization  Equity Fund as the U.S. Large
                    Cap  Equity  Fund is  incorporated  herein by  reference  to
                    Post-Effective Amendment No. 30 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on May 2, 2000.

          I.   Investment  Advisory  Agreement  dated  December 7, 2000  between
               Brinson  Partners and the  Registrant on behalf of the U.S. Large
               Cap Growth Fund series is  incorporated  herein by  reference  to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

          J.   Investment  Advisory  Agreement  dated  December 7, 2000  between
               Brinson  Partners and the  Registrant on behalf of the U.S. Small
               Cap Growth Fund series is  incorporated  herein by  reference  to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

          K.   Investment  Advisory  Agreement  dated  December 7, 2000  between
               Brinson  Partners and the  Registrant on behalf of the High Yield
               Fund series is incorporated herein by reference to Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

                                       10

          L.   Investment  Advisory  Agreement  dated  December 10, 1998 between
               Brinson  Partners  and the  Registrant  on behalf of the Emerging
               Markets Equity Fund series is incorporated herein by reference to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the Emerging
                    Markets Equity Fund is  incorporated  herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          M.   Investment  Advisory  Agreement  dated  December 10, 1998 between
               Brinson  Partners  and the  Registrant  on behalf of the Emerging
               Markets Debt Fund series is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment  Advisory Agreement of the Emerging
                    Markets  Debt Fund is  incorporated  herein by  reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          N.   Investment  Advisory  Agreement  dated  December 7, 2000  between
               Brinson  Partners  and the  Registrant  on behalf  of the  Global
               Technology  Fund series is  incorporated  herein by  reference to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the  Investment  Advisory  Agreement of the Global
                    Technology  Fund is  incorporated  herein  by  reference  to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

                                       11

          O.   Investment  Advisory  Agreement  dated  December 7, 2000  between
               Brinson  Partners  and the  Registrant  on behalf  of the  Global
               Biotech  Fund  series  is  incorporated  herein by  reference  to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the  Investment  Advisory  Agreement of the Global
                    Biotech  Fund  is   incorporated   herein  by  reference  to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          P.   Investment  Advisory Agreement dated May 23, 2000 between Brinson
               Partners  and the  Registrant  on  behalf  of the U.S.  Small Cap
               Equity  Fund  series  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  31 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on August 29, 2000.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the U.S.
                    Small Cap Equity Fund is incorporated herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          Q.   Investment  Advisory Agreement dated May 23, 2000 between Brinson
               Partners and the  Registrant  on behalf of the U.S.  Value Equity
               Fund series is incorporated herein by reference to Post-Effective
               Amendment No. 31 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 2000.

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating  the  Investment  Advisory  Agreement  of the U.S.
                    Value  Equity Fund is  incorporated  herein by  reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          R.   Investment  Advisory  Agreement  dated  December 7, 2000  between
               Brinson  Partners and the  Registrant  on behalf of the U.S. Real
               Estate Equity Fund series is incorporated  herein by reference to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

                                       12

               (1)  Form  of  Certificate  of  the  Secretary  and   resolutions
                    restating the Investment Advisory Agreement of the U.S. Real
                    Estate  Equity Fund is  incorporated  herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          S.   Sub-Advisory  Agreement  dated  December 7, 2000 between  Brinson
               Partners  and UBS  Asset  Management  (New  York),  Inc.  and the
               Registrant on behalf of the U.S.  Large Cap Growth Fund series is incorporated herein by reference to Post-Effective  Amendment No.
               34 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

          T.   Sub-Advisory  Agreement  dated  December 7, 2000 between  Brinson
               Partners  and UBS  Asset  Management  (New  York),  Inc.  and the
               Registrant on behalf of the U.S.  Small Cap Growth Fund series is incorporated herein by reference to Post-Effective  Amendment No.
               34 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

          U.   Sub-Advisory  Agreement  dated  December 7, 2000 between  Brinson
               Partners  and UBS  Asset  Management  (New  York),  Inc.  and the
               Registrant  on  behalf  of the U.S.  High  Yield  Fund  series is incorporated herein by reference to Post-Effective  Amendment No.
               34 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

          V.   Sub-Advisory  Agreement  dated  December 7, 2000 between  Brinson
               Partners  and UBS  Asset  Management  (New  York),  Inc.  and the
               Registrant  on behalf of the  Global  Technology  Fund  series is incorporated herein by reference to Post-Effective  Amendment No.
               34 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

          W.   Sub-Advisory  Agreement  dated  December 7, 2000 between  Brinson
               Partners  and UBS  Asset  Management  (New  York),  Inc.  and the
               Registrant  on  behalf  of the  Global  Biotech  Fund  series  is incorporated herein by reference to Post-Effective  Amendment No.
               34 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

                                       13

          X.   Sub-Advisory  Agreement  dated  December 7, 2000 between  Brinson
               Partners  and UBS  Asset  Management  (New  York),  Inc.  and the
               Registrant  on behalf of the U.S.  Real Estate Equity Fund series is incorporated  herein by reference to Post-Effective  Amendment
               No. 34 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

     7.   Underwriting or Distribution Contracts.

          A.   Distribution  Agreement  dated  February  24,  1997,  as  amended through December 10, 1998,  between Funds  Distributor,  Inc. and
               the   Registrant   is   incorporated   herein  by   reference  to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

               (1)  Revised Exhibit A to the Registrant's Distribution Agreement
                    dated February 24, 1997, as amended  through May 23, 2000 is incorporated herein by reference to Post-Effective Amendment
                    No. 31 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 2000.

          B.   Form of  Principal  Underwriting  Contract,  dated May 21,  2001, between Brinson Advisors, Inc. and the Registrant is incorporated herein  by  reference  to  Post-Effective  Amendment  No.  34  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and  811-6637) as filed  electronically  with the SEC on July 31,
               2001.

     8.   Bonus, Profit Sharing, Pension or Other Similar Contracts.

          Not Applicable.

     9.   Custodian Agreements.

          A.   Custodial  arrangements are provided under the Multiple  Services
               Agreement  dated May 9, 1997,  as amended  through  December  10,
               1998,  between  Morgan Stanley Trust Company and succeeded by The
               Chase Manhattan Bank, and the Registrant on behalf of each series
               of  the  Registrant  is  incorporated   herein  by  reference  to
               Post-Effective  Amendment  No.  25 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on March 1, 1999.

                                       14

               (1)  Amendment  dated May 9, 2000 relating to Fee  Obligation and
                    Continuation of the Registrant's Multiple Services Agreement
                    is  incorporated   herein  by  reference  to  Post-Effective
                    Amendment No. 34 to Registrant's  Registration  Statement on
                    Form   N-1A   (Nos.   33-47287   and   811-6637)   as  filed
                    electronically with the SEC on July 31, 2001.

               (2)  Amended  Schedule A, as amended  through  April 28, 2000, to the  Registrant's  Multiple  Services  Agreement  Securities
                    Lending Authorization is incorporated herein by reference to
                    Post-Effective Amendment No. 31 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

                    (a)  Amended  Attachment A, as amended through  December 31,
                         2000, to the Registrant's  Multiple Services  Agreement
                         Securities Lending Authorization is incorporated herein
                         by  reference  to  Post-Effective  Amendment  No. 34 to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on July 31, 2001.

                    (b)  Amended Attachment A, as amended through June 30, 2001,
                         to  the  Registrant's   Multiple   Services   Agreement
                         Securities Lending Authorization is incorporated herein
                         by  reference  to  Post-Effective  Amendment  No. 36 to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on October 26, 2001.

               (3)  Revised Schedule B3, as approved through August 21, 2000, to the Registrant's Multiple Services Agreement is incorporated herein by reference to  Post-Effective  Amendment  No. 30 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on May 2, 2000.

                    (a)  Revised  Schedule B3, as approved  through February 16,
                         2001, to the Registrant's  Multiple Services  Agreement
                         is incorporated  herein by reference to  Post-Effective
                         Amendment No. 34 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on July 31, 2001.

                                       15

                    (b)  Revised  Schedule  B3, as approved  through  August 28,
                         2001, to the Registrant's  Multiple Services  Agreement
                         is incorporated  herein by reference to  Post-Effective
                         Amendment No. 36 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on October 26, 2001.

               (4)  Amended Schedule B1 and Schedule F, as amended through April
                    28, 2000, to the Registrant's Multiple Services Agreement is
                    incorporated herein by reference to Post-Effective Amendment
                    No. 31 to Registrant's  Registration  Statement on Form N-1A
                    (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on August 29, 2000.

          B.   Co-custodial  arrangements  between  Investors  Bank & Trust  and
               Chase Global Funds  Services  Company dated  December 18, 1998 is incorporated herein by reference to Post-Effective  Amendment No.
               25 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               March 1, 1999.

     10.  Rule 12b-1 Plans and Rule 18f-3 Plans.

          A.   Rule 12b-1 Plans.

               (1)  (a)  Amended  Distribution  Plan dated February 21, 1995, as amended  through  December 10, 1998 relating to the UBS
                         Investment  Funds Class of shares  (f/k/a the  SwissKey
                         Fund Class) of the Registrant is incorporated herein by
                         reference  to   Post-Effective   Amendment  No.  30  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on May 2, 2000.

                         (i)  Revised  Schedule  A to the  Registrant's  Amended
                              Distribution Plan dated February 21, 1995, amended
                              through April 28, 2000, with respect to the Global
                              Fund,  Global Equity Fund,  Global Bond Fund, U.S.
                              Balanced Fund,  U.S.  Equity Fund,  U.S. Large Cap
                              Equity  Fund,  U.S.  Large Cap Growth  Fund,  U.S.
                              Small Cap Growth Fund,  U.S. Bond Fund, High Yield
                              Fund and Global  (Ex-U.S.) Equity Fund relating to
                              the UBS  Investment  Funds  class of shares of the
                              Registrant is incorporated  herein by reference to
                              Post-Effective  Amendment  No. 31 to  Registrant's
                              Registration Statement on Form N-1A (Nos. 33-47287
                              and 811-6637) as filed electronically with the SEC
                              on August 29, 2000.

                                       16

                    (b)  Distribution  Plan dated May 23,  2000 with  respect to the Global  Technology Fund,  Global Biotech Fund, U.S.
                         Value Equity  Fund,  U.S.  Small Cap Equity Fund,  U.S.
                         Real Estate Equity Fund, Emerging Markets Debt Fund and
                         Emerging  Markets  Equity  Fund  relating  to  the  UBS
                         Investment  Funds class of shares of the  Registrant is
                         incorporated  herein  by  reference  to  Post-Effective
                         Amendment No. 31 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on August 29, 2000.

               (2)  Distribution  Plan dated June 30, 1997,  as amended  through
                    December  10,  1998,  relating to the Brinson  Fund- Class N shares of each  series  of the  Registrant  is  incorporated herein by reference to  Post-Effective  Amendment  No. 25 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on March 1, 1999.

                    (a)  Revised  Schedule  A to the  Registrant's  Distribution
                         Plan dated June 30,  1997,  as amended  through May 23,
                         2000  relating  to the Brinson  Fund-Class  N shares of
                         each series of the Registrant is incorporated herein by
                         reference  to   Post-Effective   Amendment  No.  31  to
                         Registrant's  Registration Statement on Form N-1A (Nos.
                         33-47287 and 811-6637) as filed electronically with the
                         SEC on August 29, 2000.

               (3)  Form  of  Plan  of  Distribution  dated  October  29,  2001, relating to the Brinson  Fund-Class  A shares of each series of the  Registrant  is  incorporated  herein by reference to
                    Post-Effective Amendment No. 36 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 26, 2001.

                                       17

               (4)  Form of Plan of Distribution dated _____ __, 2001,  relating to the  Brinson  Fund-Class  B shares of each  series of the
                    Registrant   is   incorporated   herein  by   reference   to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

               (5)  Form of Plan of Distribution dated _____ __, 2001,  relating to the  Brinson  Fund-Class  C shares of each  series of the
                    Registrant   is   incorporated   herein  by   reference   to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

               (6)  (a)  Selected Dealer and Selling General Dealer Agreement as
                         last  approved on August 24,  1998 and amended  through
                         December 10, 1998 for the UBS Investment Funds class of
                         shares  (f/k/a the SwissKey  Fund Class) of each series
                         of the Registrant is  incorporated  herein by reference
                         to  Post-Effective  Amendment  No.  25 to  Registrant's
                         Registration  Statement on Form N-1A (Nos. 33-47287 and
                         811-6637) as filed electronically with the SEC on March
                         1, 1999.

                         (i)  Revised  Exhibit  A to the  Registrant's  Selected
                              Selling Agreement dated February 21, 1995, amended
                              through  April  28,  2000,  relating  to  the  UBS
                              Investment Funds class of shares of each series of
                              the Registrant is incorporated herein by reference
                              to Post-Effective Amendment No. 30 to Registrant's
                              Registration Statement on Form N-1A (Nos. 33-47287
                              and 811-6637) as filed electronically with the SEC
                              on May 2, 2000.

                         (ii) Revised  Exhibit  B to the  Registrant's  Selected
                              Dealer Agreement dated February 21, 1995,  amended
                              through  April  28,  2000,  relating  to  the  UBS
                              Investment Funds class of shares of each series of
                              the Registrant is incorporated herein by reference
                              to Post-Effective Amendment No. 30 to Registrant's
                              Registration Statement on Form N-1A (Nos. 33-47287
                              and 811-6637) as filed electronically with the SEC
                              on May 2, 2000.

                                       18

                    (b)  The Selected Dealer and Selling  Agreements as approved
                         November 24, 1997 and amended through December 10, 1998
                         on  behalf  of  each  series  of  the   Registrant   is
                         incorporated  herein  by  reference  to  Post-Effective
                         Amendment No. 25 to Registrant's Registration Statement
                         on Form N-1A  (Nos.  33-47287  and  811-6637)  as filed
                         electronically with the SEC on March 1, 1999.

     B.   Rule 18f-3 Plans.

          (1)  Revised  Multiple  Class Plan  adopted May 22,  1995,  as amended through June 11,  1999,  pursuant to Rule 18f-3 on behalf of each series of the Registrant is  incorporated  herein by reference to
               Post-Effective  Amendment  No.  30 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on May 2, 2000.

               (a)  Appendix A to the  Registrant's  Revised Multiple Class Plan
                    adopted May 22,  1995,  as amended  through  April 28, 2000, adding the Global Technology Fund, Global Biotech Fund, U.S.
                    Small Cap Equity Fund,  U.S. Value Equity Fund and U.S. Real
                    Estate  Equity Fund  pursuant to Rule 18f-3 is  incorporated herein by reference to  Post-Effective  Amendment  No. 30 to
                    Registrant's  Registration  Statement  on  Form  N-1A  (Nos.
                    33-47287 and 811-6637) as filed  electronically with the SEC on May 2, 2000.

          (2)  Amended and  Restated  Multiple  Class  Plan,  adopted on May 22,
               1995,  as amended and restated on May 21, 2001,  pursuant to Rule
               18f-3 on behalf of each series of the Registrant is  incorporated herein  by  reference  to  Post-Effective  Amendment  No.  34  to
               Registrant's  Registration  Statement on Form N-1A (Nos. 33-47287
               and  811-6637) as filed  electronically  with the SEC on July 31,
               2001.

     11.  An opinion and consent of counsel as to the legality of the securities being registered,  indicating whether they will, when sold, be legally issued, fully paid and nonassessable.

                                       19

          Legal opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the
          Registrant,  dated  October  23,  2001,  as to  the  legality  of  the securities  being  registered is  incorporated  herein by reference to
          Post-Effective Amendment No. 36 to Registrant's Registration Statement
          on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 26, 2001.

     12.  An  opinion,  and  consent to their use,  of counsel or, in lieu of an opinion,  a copy of the  revenue  ruling  from  the  Internal  Revenue
          Service,  supporting the tax matters and  consequences to shareholders discussed in the prospectus.

          Form of tax opinion of Stradley,  Ronon, Stevens & Young, LLP, counsel to the  Registrant,  supporting  the tax matters and  consequences  to shareholders  discussed  in the  Prospectus/Proxy  Statement  is filed electronically as Exhibit No. EX-99.12.

     13.  Other Material Contracts.

          A.   Form of Administration  Contract between Brinson  Advisors,  Inc.
               and  the  Registrant  is  incorporated  herein  by  reference  to
               Post-Effective  Amendment  No.  34 to  Registrant's  Registration
               Statement  on Form N-1A (Nos.  33-47287  and  811-6637)  as filed electronically with the SEC on July 31, 2001.

          B.   Form of  Transfer  Agency  Agreement  between  PFPC Inc.  and the
               Registrant is incorporated  herein by reference to Post-Effective
               Amendment No. 34 to Registrant's  Registration  Statement on Form
               N-1A (Nos.  33-47287 and 811-6637) as filed  electronically  with the SEC on July 31, 2001.

     14.  Other Opinions and Consents.

          Consent of Ernst & Young, LLP,  independent  auditors to the Large Cap
          Fund is filed electronically as Exhibit No. EX-99.14.

     15.  Omitted Financial Statements.

          Not Applicable.

     16.  Power of Attorney.

          A.   Certificate of Secretary and resolution relating to the Power-of-
               Attorney  filed as an  Exhibit to the  Registrant's  Registration
               Statement  on  Form  N-1A  (Nos.   33-47287   and   811-6637)  is
               incorporated herein by reference to Post-Effective  Amendment No.
               31 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               August 29, 2000.

                                       20

          B.   Power-of-Attorney   appointing  Karl  Hartmann,   Lloyd  Lipsett,
               Kathleen O'Neill,  Eddie Wang,  Patricia Leyne and Kelli Meidhoff
               as  attorneys-in-fact   and  agents  is  incorporated  herein  by
               reference  to  Post-Effective  Amendment  No. 31 to  Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on August 29, 2000.

               (1)  Certificate  of  Secretary  and  resolution  relating to the
                    Power-of-Attorney  is  incorporated  herein by  reference to
                    Post-Effective Amendment No. 32 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 30, 2000.

          C.   Power-of-Attorney   dated  February  16,  2001   appointing  Karl
               Hartmann,   Lloyd  Lipsett,   Kathleen  O'Neill,  Ellen  O'Brien,
               Patricia Leyne and Kelli Meidhoff as attorneys-in-fact and agents is incorporated  herein by reference to Post-Effective  Amendment
               No. 34 to Registrant's  Registration Statement on Form N-1A (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

               (1)  Form of Certificate of Secretary and resolution  relating to the Power-of-Attorney is incorporated herein by reference to
                    Post-Effective Amendment No. 34 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

          D.   Power-of-Attorney  dated May 31, 2001  appointing  Karl Hartmann,
               Kathleen  O'Neill,  Ellen  O'Brien,   Patricia  Leyne  and  Kelli
               Meidhoff as attorneys-in- fact and agents is incorporated  herein by reference to  Post-Effective  Amendment No. 34 to Registrant's
               Registration  Statement on Form N-1A (Nos. 33-47287 and 811-6637)
               as filed electronically with the SEC on July 31, 2001.

          E.   Power-of-Attorney  dated July 19, 2001  appointing Karl Hartmann,
               Gregory Pickard,  Kathleen O'Neill, Ellen O'Brien, Patricia Leyne
               and  Kelli   Meidhoff   as   attorneys-in-fact   and   agents  is
               incorporated herein by reference to Post-Effective  Amendment No.
               34 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               July 31, 2001.

                                       21

          F.   Power-of-Attorney dated August 28, 2001 appointing Karl Hartmann,
               Gregory Pickard,  Kathleen O'Neill, Ellen O'Brien, Patricia Leyne
               and  Kelli   Meidhoff   as   attorneys-in-fact   and   agents  is
               incorporated herein by reference to Post-Effective  Amendment No.
               36 to  Registrant's  Registration  Statement  on Form N-1A  (Nos.
               33-47287 and  811-6637) as filed  electronically  with the SEC on
               October 26, 2001.

               (1)  Form of Certificate of Secretary and resolution  relating to the Power-of-Attorney is incorporated herein by reference to
                    Post-Effective Amendment No. 36 to Registrant's Registration
                    Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on October 26, 2001.

     17.  Additional Exhibits.

          Not Applicable.

Item 17.    Undertakings
            ------------

     (1)  The undersigned  registrant agrees that prior to any public reoffering of the securities  registered through the use of a prospectus which is a part of this  registration  statement  by any person or party who is deemed to be an  underwriter  within the meaning of Rule 145(c) of the
          Securities Act of 1933, as amended,  (the "1933 Act"),  the reoffering prospectus will contain the  information  called for by the applicable registration  form  for  reofferings  by  persons  who  may be  deemed underwriters,  in addition to the information  called for by the other items of the applicable form.

     (2)  The undersigned  registrant agrees that every prospectus that is filed under  paragraph  (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective,  and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein,  and the offering of the securities  at that time shall be deemed to be the  initial  bona fide offering of them.

     (3)  The  undersigned  registrant  undertakes  to file,  by  post-effective amendment, a copy of the opinion of counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

                                       22

                                   SIGNATURES

As required by the  Securities  Act of 1933,  as amended (the "1933  Act"),  the registration  statement has been signed on behalf of the  registrant in the City of Boston, and the State of Massachusetts on the 27th day of June, 2002.

                                          THE UBS FUNDS

                                          /s/  Brian M. Storms*
                                          ------------------------------------
                                          By:  Brian M. Storms
                                          Title:  President

As required by the 1933 Act, this registration  statement has been signed by the following persons in the capacities and on the dates indicated.

        Name:                          Title:                      Date:
        -----                          ------                      -----

/s/ Brian M. Storms*
--------------------            President and Trustee          June 27, 2002
Brian M. Storms

/s/ Walter E. Auch*
-------------------             President and Trustee          June 27, 2002
Walter E. Auchx

/s/ Edward M. Roob*
-------------------             Trustee                        June 27, 2002
Edward M. Roob

/s/ Frank K. Reilly*
--------------------            Chairman and Trustee           June 27, 2002
Frank K. Reilly

/s/ Paul H. Schubert*           Treasurer, Principal
---------------------           Accounting Officer             June 27, 2002
Paul H. Schubert

      * By:    /s/ Gregory L. Pickard
               ---------------------------
               Gregory L. Pickard
               Attorney-in-Fact and Agent (Pursuant to a Power of Attorney)

                                EXHIBIT INDEX

  Exhibit No.                       Exhibit
  -----------                       -------

   EX-99.12           Form of Tax Opinion of Stradley, Ronon, Stevens & Young,
                      LLP

   EX-99.14           Consent of Ernst & Young LLP, independent auditors of the
                      Value Fund and Large Cap Fund